UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number: 811-01236

Deutsche DWS Market Trust

(Exact Name of Registrant as Specified in Charter)

345 Park Avenue

New York, NY 10154-0004

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 250-2500

Diane Kenneally

One International Place

Boston, MA 02110

(Name and Address of Agent for Service)

Date of fiscal year end:	10/31

Date of reporting period:	4/30/2019

ITEM 1.	REPORT TO STOCKHOLDERS

April 30, 2019

Semiannual Report

to Shareholders

DWS Global Income Builder Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s Web site (dws.com), and you will be notified by mail each time a report is posted and provided with a Web site link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank), or if you are a direct investor, by calling (800) 728-3337 or sending an email request to service@dws.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call (800) 728-3337 or send an email request to service@dws.com to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with DWS if you invest directly with the Fund.

Contents

3	Letter to Shareholders
4	Performance Summary
8	Portfolio Management Team
9	Portfolio Summary
11	Investment Portfolio
36	Statement of Assets and Liabilities
38	Statement of Operations
40	Statements of Changes in Net Assets

41	Financial Highlights
46	Notes to Financial Statements
64	Information About Your Fund’s Expenses
66	Advisory Agreement Board Considerations and Fee Evaluation
71	Account Management Resources
73	Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the Fund’s objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the Fund. Please read the prospectus carefully before you invest.

Although allocation among different asset categories generally limits risk, portfolio management may favor an asset category that underperforms other assets or markets as a whole. Bond investments are subject to interest-rate, credit, liquidity and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. Dividends are not guaranteed. If the dividend-paying stocks held by the Fund reduce or stop paying dividends, the Fund’s ability to generate income may be adversely affected. Preferred stocks, a type of dividend-paying stock, present certain additional risks. Emerging markets tend to be more volatile and less liquid than the markets of more mature economies, and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. Because Exchange Traded Funds (ETFs) trade on a securities exchange, their shares may trade at a premium or discount to their net asset value. ETFs also incur fees and expenses so they may not fully match the performance of the indexes they are designed to track. Any fund that focuses in a particular segment of the market or region of the world will generally be more volatile than a fund that invests more broadly. Investing in foreign securities presents certain risks, such as currency fluctuations, political and economic changes, and market risks. The Fund may lend securities to approved institutions. Small company stocks tend to be more volatile than medium-sized or large company stocks. Stocks may decline in value. Please read the prospectus for details.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.

NOT FDIC/NCUA INSURED     NO BANK GUARANTEE     MAY LOSE VALUE

NOT A DEPOSIT     NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

2	|	DWS Global Income Builder Fund

Letter to Shareholders

Dear Shareholder:

Despite shifting political sands — most notably the trade negotiations between China and the United States (the “U.S.”) — the economy continues to be resilient. A robust labor market, strong home sales, consumer confidence and other key metrics indicate that the underpinnings of the economy remain intact.

Looking ahead, while our Americas Chief Investment Officer (“CIO”) believes the U.S.-China trade conflict may de-escalate over the coming months, he notes that it is most likely to weigh on manufacturing activity. Since certain aspects of the conflict, such as intellectual property protection and other China reforms, will not happen quickly, the conflict could prolong into the second half of the year. In any event, uncertainty may well lead to continued market volatility. Against this backdrop, we see little near-term impetus for a resurgence in growth in the emerging markets beyond the stimulus efforts that are already underway in China.

Of course, these issues and their potential implications around the world bear close watching. Our CIO Office and global network of analysts diligently monitor these matters to determine when and what, if any, strategic or tactical adjustments are warranted. We invite you to access these views often to understand the changing landscape and, most important, what it may mean for you.

While our diverse expertise in Active, Passive and Alternatives asset management — as well as our deep environmental, social and governance focus — complement each other when creating targeted investment strategies for our clients, the on-the-ground-knowledge of our economists, research analysts and investment professionals are brought together in one consistent global CIO View, which guides our strategic investment approach. We are local while being one global team with approximately 3,600 employees in offices all over the world. As always, we urge you to visit the “Insights” section of our Web site, dws.com, to review our most current market and economic perspectives.

Best regards,

Hepsen Uzcan President, DWS Funds

Assumptions, estimates and opinions contained in this document constitute our judgment as of the date of the document and are subject to change without notice. Any projections are based on a number of assumptions as to market conditions and there can be no guarantee that any projected results will be achieved. Past performance is not a guarantee of future results. There is no assurance provided that any investment objective will be achieved.

DWS Global Income Builder Fund	|	3

Performance Summary	April 30, 2019 (Unaudited)

Class A	6-Month‡	1-Year	5-Year	10-Year

Average Annual Total Returns as of 4/30/19
Unadjusted for Sales Charge	7.54%	5.48%	4.19%	8.05%
Adjusted for the Maximum Sales Charge (max 5.75% load)	1.35%	–0.58%	2.97%	7.41%
S&P® Target Risk Moderate Index†	7.08%	5.39%	4.57%	6.89%
Blended Index††	6.55%	5.98%	3.90%	7.72%

Average Annual Total Returns as of 3/31/19 (most recent calendar quarter end)
Unadjusted for Sales Charge		3.45%	4.08%	8.50%
Adjusted for the Maximum Sales Charge (max 5.75% load)		–2.50%	2.85%	7.86%
S&P® Target Risk Moderate Index†		3.53%	4.37%	7.21%
Blended Index††		5.10%	4.09%	8.42%

Class C	6-Month‡	1-Year	5-Year	10-Year

Average Annual Total Returns as of 4/30/19
Unadjusted for Sales Charge	7.01%	4.66%	3.36%	7.18%
Adjusted for the Maximum Sales Charge (max 1.00% CDSC)	6.01%	4.66%	3.36%	7.18%
S&P® Target Risk Moderate Index†	7.08%	5.39%	4.57%	6.89%
Blended Index††	6.55%	5.98%	3.90%	7.72%

Average Annual Total Returns as of 3/31/19 (most recent calendar quarter end)
Unadjusted for Sales Charge		2.54%	3.25%	7.63%
Adjusted for the Maximum Sales Charge (max 1.00% CDSC)		2.54%	3.25%	7.63%
S&P® Target Risk Moderate Index†		3.53%	4.37%	7.21%
Blended Index††		5.10%	4.09%	8.42%

Class R6		6-Month‡	1-Year	Life of Class*

Average Annual Total Returns as of 4/30/19
No Sales Charges		7.61%	5.74%	4.27%
S&P® Target Risk Moderate Index†		7.08%	5.39%	4.32%
Blended Index††		6.55%	5.98%	3.85%

Average Annual Total Returns as of 3/31/19 (most recent calendar quarter end)
No Sales Charges			3.81%	3.86%
S&P® Target Risk Moderate Index†			3.53%	4.06%
Blended Index††			5.10%	3.73%

4	|	DWS Global Income Builder Fund

Class S	6-Month‡	1-Year	5-Year	10-Year

Average Annual Total Returns as of 4/30/19
No Sales Charges	7.53%	5.71%	4.41%	8.26%
S&P® Target Risk Moderate Index†	7.08%	5.39%	4.57%	6.89%
Blended Index††	6.55%	5.98%	3.90%	7.72%

Average Annual Total Returns as of 3/31/19 (most recent calendar quarter end)
No Sales Charges		3.56%	4.27%	8.72%
S&P® Target Risk Moderate Index†		3.53%	4.37%	7.21%
Blended Index††		5.10%	4.09%	8.42%

Institutional Class	6-Month‡	1-Year	5-Year	10-Year

Average Annual Total Returns as of 4/30/19
No Sales Charges	7.56%	5.62%	4.43%	8.32%
S&P® Target Risk Moderate Index†	7.08%	5.39%	4.57%	6.89%
Blended Index††	6.55%	5.98%	3.90%	7.72%

Average Annual Total Returns as of 3/31/19 (most recent calendar quarter end)
No Sales Charges		3.70%	4.31%	8.79%
S&P® Target Risk Moderate Index†		3.53%	4.37%	7.21%
Blended Index††		5.10%	4.09%	8.42%

Performance in the Average Annual Total Returns table(s) above and the Growth of an Assumed $10,000 Investment line graph that follows is historical and does not guarantee future results. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit dws.com for the Fund’s most recent month-end performance. Fund performance includes reinvestment of all distributions. Unadjusted returns do not reflect sales charges and would have been lower if they had.

The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated March 1, 2019 are 0.92%, 1.67%, 0.58%, 0.71% and 0.68% for Class A, Class C, Class R6, Class S and Institutional Class shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only, and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights.

DWS Global Income Builder Fund	|	5

Growth of an Assumed $10,000 Investment (Adjusted for Maximum Sales Charge)

The Fund’s growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 5.75%. This results in a net initial investment of $9,425.

The growth of $10,000 is cumulative.

Performance of other share classes will vary based on the sales charges and the fee structure of those classes.

*

Class R6 shares commenced operations on August 25, 2014. The performance shown for the Blended Index is for the time period of August 31, 2014 through October 31, 2018, which is based on the performance period of the life of Class R6.

†	The S&P Target Risk Moderate Index offers significant exposure to fixed income, while also increasing opportunities for higher returns through equities.

††	The Blended Index consists of an equally weighted blend of 50% MSCI World High Dividend Yield Index and 50% Bloomberg Barclays U.S. Universal Index.

MSCI World High Dividend Yield Index is based on the MSCI World Index, its parent index, and includes large and mid-capitalization stocks across 23 developed markets countries. The index is designed to reflect the performance of equities in the parent index (excluding REITs) with higher dividend income and quality characteristics than average dividend yields that are both sustainable and persistent. The index also applies quality screens and reviews 12-month past performance to omit stocks with potentially deteriorating fundamentals that could force them to cut or reduce dividends.

Bloomberg Barclays U.S. Universal Index measures the performance of U.S. dollar-denominated taxable bonds that are rated either investment grade or high yield. The index includes U.S. Treasury bonds, investment-grade and high yield U.S. corporate bonds, mortgage-backed securities, and Eurodollar bonds.

‡	Total returns shown for periods less than one year are not annualized.

6	|	DWS Global Income Builder Fund

	Class A	Class C	Class R6	Class S	Institutional Class

Net Asset Value
4/30/19	$9.36	$9.35	$9.34	$9.36	$9.34
10/31/18	$8.97	$8.96	$8.95	$8.97	$8.95

Distribution Information as of 4/30/19
Income Dividends, Six Months	$.20	$.16	$.21	$.21	$.21
Capital Gain Distributions, Six Months	$.07	$.07	$.07	$.07	$.07

DWS Global Income Builder Fund	|	7

Portfolio Management Team

John D. Ryan, Managing Director

Portfolio Manager of the Fund through May 15, 2019. Began managing the Fund in 2012.

–

Joined DWS in 2010 from Northern Trust where he served as a senior portfolio manager. Previously, he served as portfolio manager and head of credit trading for Deutsche Asset Management from 1998–2003.

–	Portfolio Manager for US and UK Unconstrained Funds: London.

–	Investment industry experience began in 1993.

–	BA in Economics, University of Chicago; MBA, University of Chicago.

Darwei Kung, Managing Director

Portfolio Manager of the Fund. Began managing the Fund in 2015.

–	Joined DWS in 2006; previously has worked as a Director, Engineering and Business Development at Calpoint LLC from 2001–2004.

–	Portfolio Manager: New York.

–	BS and MS, University of Washington, Seattle; MS and MBA, Carnegie Mellon University.

Di Kumble, CFA, Managing Director

Portfolio Manager of the Fund. Began managing the Fund in 2017.

–

Joined DWS in 2003 with seven years of industry experience. Prior to joining, she served as a Portfolio Manager at Graham Capital Management. Previously, she worked as a Quantitative Strategist at ITG Inc. and Morgan Stanley.

–	Senior Portfolio Manager, Head of Tax Managed Equities: New York.

–	BS, Beijing University; PhD in Chemistry, Princeton University.

Thomas M. Farina, CFA, Managing Director

Portfolio Manager of the Fund. Began managing the Fund in 2019 (added to the team as of May 16, 2019).

–

Joined DWS in 2006 with 12 years of industry experience. Head of Investment Grade Corporate Credit since 2013. Prior to joining, he held roles at Merrill Lynch Investment Management, Greenwich NatWest and at DnB Asset Management. He began his career as a Ratings Analyst at Standard & Poor’s.

–	Senior Portfolio Manager and Co-Head of US Credit: New York.

–	BA and MA in Economics, State University of New York at Albany.

Dokyoung Lee, CFA, Director

Portfolio Manager of the Fund. Began managing the Fund in 2018.

–

Joined DWS in 2018 with 24 years of industry experience; previously, worked as Head of Research and Portfolio Manager in the Global Multi-Asset Group at Oppenheimer Funds, and in research and portfolio management roles at AllianceBernstein.

–	BSE, Princeton University.

Scott Agi, CFA, Director

Portfolio Manager of the Fund. Began managing the Fund in 2019 (added to the team as of May 16, 2019).

–

Joined DWS in 2006 with eight years of industry experience. Prior to joining, he served as an MBS Analyst at Bear Stearns, in Portfolio Analytics at TimesSquare Capital Management and as a Quantitative Analyst in the Municipal Bond Division at The Vanguard Group.

–	Head of US Rates and Mortgage Backed Securities Sector Team: New York.

–	BS in Finance, Albright College.

8	|	DWS Global Income Builder Fund

Portfolio Summary	(Unaudited)

Asset Allocation (As a % of Investment Portfolio excluding Securities Lending Collateral)	4/30/19	10/31/18
Equity	63%	62%
Common Stocks	55%	53%
Preferred Stocks	5%	6%
Exchange-Traded Funds	3%	3%

Fixed Income	31%	32%
Corporate Bonds	8%	14%
Asset-Backed	7%	5%
Government & Agency Obligations	5%	8%
Mortgage-Backed Securities Pass-Throughs	4%	0%
Collateralized Mortgage Obligations	3%	3%
Commercial Mortgage-Backed Securities	2%	0%
Loan Participations and Assignments	1%	1%
Commercial Papers	1%	—
Convertible Bonds	0%	0%
Exchange-Traded Funds	—	1%

Cash Equivalents	6%	6%
Cash Equivalents	4%	4%
Short-Term U.S. Treasury Obligations	2%	2%
	100%	100%

Sector Diversification (As a % of Common Stocks, Preferred Stocks, Warrants, Corporate Bonds, Convertible Bonds, and Loan Participations and Assignments)	4/30/19	10/31/18
Financials	20%	20%
Information Technology	14%	13%
Communication Services	11%	11%
Consumer Discretionary	10%	9%
Energy	10%	13%
Industrials	10%	9%
Health Care	8%	7%
Consumer Staples	6%	6%
Utilities	5%	4%
Real Estate	4%	5%
Materials	2%	3%
	100%	100%

DWS Global Income Builder Fund	|	9

Five Largest Equity Holdings at April 30, 2019 (5.2% of Net Assets)		Percent
1	Microsoft Corp.	1.3%
	Develops, manufactures, licenses, sells and supports software products
2	Apple, Inc.	1.3%
	Designs, manufactures and markets personal computing and mobile communication devices
3	Amazon.com, Inc.	1.0%
	Online retailer offering a wide range of products
4	Alphabet, Inc.	0.8%
	Holding company with subsidiaries that provide Web-based search, maps, hardware products and various software applications
5	JPMorgan Chase & Co.	0.8%
	Operates as a financial services company worldwide

Five Largest Fixed-Income Long-Term Securities at April 30, 2019 (4.9% of Net Assets)		Percent
1	Chase Issuance Trust,	1.3%
	2.673%, 4/17/2023
2	Apidos CLO XXIX,	1.1%
	4.130%, 7/25/2030
3	Dryden 55 CLO Ltd.,	1.1%
	4.147%, 4/15/2031
4	Citibank Credit Card Issuance Trust,	0.8%
	2.844%, 8/8/2024
5	Cloverleaf Cold Storage Trust,	0.6%
	3.823%, 3/15/2036

Portfolio holdings and characteristics are subject to change.

For more complete details about the Fund’s investment portfolio, see page 11. A quarterly Fact Sheet is available on dws.com or upon request. Please see the Account Management Resources section on page 71 for contact information.

10	|	DWS Global Income Builder Fund

Investment Portfolio	as of April 30, 2019 (Unaudited)

	Shares	Value ($)
Common Stocks 56.5%
Communication Services 6.0%

Diversified Telecommunication Services 2.5%

AT&T, Inc.	103,715	3,211,016

BCE, Inc.	18,711	837,155

BT Group PLC	347,082	1,038,789

Deutsche Telekom AG (Registered)	52,009	872,229

Elisa Oyj	21,044	893,379

Nippon Telegraph & Telephone Corp.	21,600	898,549

Orange SA	50,874	797,826

Proximus SA	31,517	883,718

Singapore Telecommunications Ltd.	374,100	864,152

Spark New Zealand Ltd.	451,532	1,107,485

Swisscom AG (Registered)	1,851	865,187

Telefonica SA	101,099	845,462

Telenor ASA	42,192	847,919

Telia Co. AB	182,660	778,660

TELUS Corp.	35,497	1,307,059

Verizon Communications, Inc.	50,340	2,878,945

		18,927,530

Entertainment 0.6%

NetEase, Inc. (ADR)	5,154	1,466,468

Netflix, Inc.*	2,900	1,074,566

Walt Disney Co.	17,370	2,379,169

		4,920,203

Interactive Media & Services 1.8%

Alphabet, Inc. “A”*	2,533	3,036,966

Alphabet, Inc. “C”*	2,679	3,183,938

Baidu, Inc. (ADR)*	7,498	1,246,392

Facebook, Inc. “A”*	23,318	4,509,701

Tencent Holdings Ltd. (ADR)	27,804	1,369,069

		13,346,066

Media 0.8%

Comcast Corp. “A”	39,998	1,741,113

Interpublic Group of Companies, Inc.	38,831	893,113

ITV PLC	483,667	862,689

Omnicom Group, Inc.	11,159	893,055

Shaw Communications, Inc. “B”	41,333	837,027

WPP PLC	75,061	940,604

		6,167,601

The accompanying notes are an integral part of the financial statements.

DWS Global Income Builder Fund	|	11

	Shares	Value ($)

Wireless Telecommunication Services 0.3%

KDDI Corp.	42,600	978,238

NTT DoCoMo, Inc.	45,200	982,487

		1,960,725

Consumer Discretionary 6.6%

Auto Components 0.2%

Bridgestone Corp.	21,900	870,243

Nokian Renkaat Oyj	30,419	1,019,147

		1,889,390

Automobiles 1.2%

Bayerische Motoren Werke AG	10,425	890,656

Daimler AG (Registered)	19,180	1,260,036

General Motors Co.	26,951	1,049,742

Honda Motor Co., Ltd.	32,600	912,685

Nissan Motor Co., Ltd.	144,300	1,160,117

Renault SA	12,677	867,703

Subaru Corp.	34,600	849,022

Toyota Motor Corp.	31,900	1,983,185

		8,973,146

Diversified Consumer Services 0.3%

H&R Block, Inc.	34,500	938,745

Tal Education Group (ADR)*	32,500	1,250,275

		2,189,020

Hotels, Restaurants & Leisure 1.0%

Carnival Corp.	18,560	1,018,202

Crown Resorts Ltd.	92,110	862,700

Darden Restaurants, Inc.	7,443	875,297

Las Vegas Sands Corp.	13,700	918,585

McDonald’s Corp.	10,218	2,018,770

Starbucks Corp.	16,444	1,277,370

Yum! Brands, Inc.	8,500	887,315

		7,858,239

Household Durables 0.7%

Barratt Developments PLC	166,426	1,310,147

Garmin Ltd.	9,848	844,367

Leggett & Platt, Inc.	20,180	794,285

Newell Brands, Inc.	67,300	967,774

Sekisui House Ltd.	63,200	1,020,585

		4,937,158

Internet & Direct Marketing Retail 1.4%

Alibaba Group Holding Ltd. (ADR)*	5,618	1,042,532

Amazon.com, Inc.*	3,972	7,652,138

Ctrip.com International Ltd. (ADR)*	20,302	894,303

The accompanying notes are an integral part of the financial statements.

12	|	DWS Global Income Builder Fund

	Shares	Value ($)

JD.com, Inc. (ADR)*	29,600	895,992

		10,484,965

Leisure Products 0.1%
Hasbro, Inc.	11,377	1,158,861

Multiline Retail 0.5%

Macy’s, Inc.	35,500	835,670

Marks & Spencer Group PLC	263,935	984,422

Target Corp.	10,448	808,884

Wesfarmers Ltd.	35,125	892,066

		3,521,042

Specialty Retail 0.6%

Home Depot, Inc.	12,113	2,467,418

Lowe’s Companies, Inc.	7,700	871,178

TJX Companies, Inc.	15,400	845,152

		4,183,748

Textiles, Apparel & Luxury Goods 0.6%

Cie Financiere Richemont SA (Registered)	11,949	875,053

LVMH Moet Hennessy Louis Vuitton SE	3,065	1,206,923

NIKE, Inc. “B”	11,865	1,042,103

Tapestry, Inc.	26,409	852,219

VF Corp.	9,670	912,945

		4,889,243

Consumer Staples 4.2%

Beverages 0.9%

Ambev SA (ADR)	186,522	878,519

Anheuser-Busch InBev SA	9,635	861,242

Coca-Cola Co.	41,003	2,011,607

Diageo PLC	24,281	1,024,618

PepsiCo, Inc.	16,906	2,164,813

		6,940,799

Food & Staples Retailing 0.5%

Costco Wholesale Corp.	3,900	957,567

Sysco Corp.	12,605	887,014

Walgreens Boots Alliance, Inc.	15,700	841,049

Walmart, Inc.	12,084	1,242,718

		3,928,348

Food Products 1.3%

Archer-Daniels-Midland Co.	19,428	866,489

Bunge Ltd.	15,900	833,319

General Mills, Inc.	16,293	838,601

Kellogg Co.	14,613	881,164

Mondelez International, Inc. “A”	17,400	884,790

Mowi ASA	38,414	833,937

The accompanying notes are an integral part of the financial statements.

DWS Global Income Builder Fund	|	13

	Shares	Value ($)

Nestle SA (Registered)	30,730	2,963,543

The Hershey Co.	7,238	903,664

The JM Smucker Co.	7,100	870,673

		9,876,180

Household Products 0.6%

Colgate-Palmolive Co.	12,779	930,183

Kimberly-Clark Corp.	7,213	926,005

Procter & Gamble Co.	25,739	2,740,689

		4,596,877

Tobacco 0.9%

Altria Group, Inc.	29,231	1,588,120

British American Tobacco PLC	30,068	1,175,877

Imperial Brands PLC	31,513	1,003,094

Japan Tobacco, Inc.	36,400	840,458

Philip Morris International, Inc.	20,856	1,805,295

		6,412,844

Energy 4.3%

Oil, Gas & Consumable Fuels

BP PLC	237,472	1,732,987

Chevron Corp.	19,964	2,396,878

Enagas SA	28,902	824,344

Enbridge, Inc.	24,564	907,421

Eni SpA	48,977	837,194

Exxon Mobil Corp.	43,958	3,528,948

Gazprom PJSC (ADR)	599,375	3,008,863

JXTG Holdings, Inc.	180,900	880,584

Kinder Morgan, Inc.	52,328	1,039,757

LUKOIL PJSC (ADR)	29,378	2,511,819

Occidental Petroleum Corp.	14,859	874,898

ONEOK, Inc.	13,568	921,674

Pembina Pipeline Corp.	23,226	830,429

Phillips 66	8,707	820,809

Plains GP Holdings LP “A”*	34,308	809,669

Repsol SA	50,842	864,276

Royal Dutch Shell PLC “A”	66,794	2,135,228

Royal Dutch Shell PLC “B”	60,025	1,931,492

Snam SpA	161,967	827,628

TOTAL SA	29,311	1,635,091

TransCanada Corp.	18,743	894,549

Valero Energy Corp.	10,084	914,215

Williams Companies, Inc.	34,835	986,876

		32,115,629

The accompanying notes are an integral part of the financial statements.

14	|	DWS Global Income Builder Fund

	Shares	Value ($)
Financials 7.9%

Banks 5.0%

Australia & New Zealand Banking Group Ltd.	48,852	935,670

Banco Bradesco SA (ADR) (Preferred)	91,992	833,448

Banco Santander SA	206,655	1,050,897

Bank of America Corp.	84,234	2,575,876

Bank of Montreal	11,240	887,823

Bank of Nova Scotia	18,846	1,037,888

BB&T Corp.	17,734	907,981

Bendigo & Adelaide Bank Ltd.	123,249	895,410

BNP Paribas SA	24,316	1,298,284

Canadian Imperial Bank of Commerce	11,120	936,364

Citigroup, Inc.	18,171	1,284,690

Commonwealth Bank of Australia	23,512	1,235,656

HSBC Holdings PLC	262,472	2,288,966

ICICI Bank Ltd. (ADR)	84,400	966,380

Itau Unibanco Holding SA (ADR) (Preferred)	137,200	1,186,780

Japan Post Bank Co., Ltd.	76,000	836,695

JPMorgan Chase & Co.	33,965	3,941,638

Lloyds Banking Group PLC	1,231,904	1,009,049

Mitsubishi UFJ Financial Group, Inc.	177,600	883,659

Mizuho Financial Group, Inc.	576,800	902,045

People’s United Financial, Inc.	50,016	864,777

Royal Bank of Canada	12,350	984,257

Sberbank of Russia PJSC (ADR)	159,882	2,310,295

Skandinaviska Enskilda Banken AB “A”	94,641	905,245

Sumitomo Mitsui Financial Group, Inc.	28,000	1,019,439

Toronto-Dominion Bank	17,771	1,013,704

U.S. Bancorp.	20,857	1,112,095

Wells Fargo & Co.	41,403	2,004,319

Westpac Banking Corp.	67,009	1,299,389

		37,408,719

Capital Markets 0.3%

CME Group, Inc.	5,704	1,020,446

UBS Group AG (Registered)*	89,089	1,199,097

		2,219,543

Diversified Financial Services 0.2%
Berkshire Hathaway, Inc. “B”*	8,407	1,821,881

Insurance 2.4%

Ageas	16,618	877,981

Allianz SE (Registered)	4,121	995,961

American Financial Group, Inc.	8,850	916,241

Assicurazioni Generali SpA	44,801	871,749

Aviva PLC	200,732	1,125,444

The accompanying notes are an integral part of the financial statements.

DWS Global Income Builder Fund	|	15

	Shares	Value ($)

AXA SA (a)	39,025	1,041,337

Baloise Holding AG (Registered)	5,133	881,800

Chubb Ltd.	6,515	945,978

Japan Post Holdings Co., Ltd.	74,600	834,154

Legal & General Group PLC	233,311	848,740

MetLife, Inc.	19,276	889,202

Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	3,482	871,934

Poste Italiane SpA 144A	83,519	893,040

Power Corp. of Canada	35,800	821,447

Power Financial Corp.	34,562	823,740

Sampo Oyj “A”	28,047	1,286,133

Swiss Life Holding AG (Registered)*	1,859	877,530

Swiss Re AG	10,341	996,639

Zurich Insurance Group AG	4,123	1,317,425

		18,116,475

Health Care 4.9%

Biotechnology 0.8%

AbbVie, Inc.	26,576	2,109,869

Amgen, Inc.	9,122	1,635,757

Biogen., Inc.*	3,500	802,340

Gilead Sciences, Inc.	20,739	1,348,864

		5,896,830

Health Care Equipment & Supplies 0.3%

Abbott Laboratories	13,779	1,096,257

Medtronic PLC	12,445	1,105,241

		2,201,498

Health Care Providers & Services 0.4%

Anthem, Inc.	2,900	762,787

CVS Health Corp.	15,970	868,448

UnitedHealth Group, Inc.	7,872	1,834,727

		3,465,962

Life Sciences Tools & Services 0.1%
Thermo Fisher Scientific, Inc.	3,200	887,840

Pharmaceuticals 3.3%

Allergan PLC	5,700	837,900

Astellas Pharma, Inc.	57,700	787,897

AstraZeneca PLC	14,907	1,111,148

Bayer AG (Registered)	14,867	992,124

Bristol-Myers Squibb Co.	21,538	1,000,009

Eli Lilly & Co.	10,857	1,270,703

GlaxoSmithKline PLC	66,150	1,359,569

Johnson & Johnson	27,903	3,939,904

The accompanying notes are an integral part of the financial statements.

16	|	DWS Global Income Builder Fund

	Shares	Value ($)

Merck & Co., Inc.	27,580	2,170,822

Novartis AG (Registered)	26,874	2,200,565

Novo Nordisk AS “B”	16,468	807,167

Orion Oyj “B”	23,562	784,469

Pfizer, Inc.	70,908	2,879,574

Roche Holding AG (Genusschein)	9,086	2,401,591

Sanofi	15,734	1,370,604

Takeda Pharmaceutical Co., Ltd.	22,700	841,743

		24,755,789

Industrials 6.1%

Aerospace & Defense 1.1%

BAE Systems PLC	155,117	999,147

Boeing Co.	5,552	2,096,935

General Dynamics Corp.	5,700	1,018,704

Lockheed Martin Corp.	3,487	1,162,322

Northrop Grumman Corp.	3,483	1,009,756

Raytheon Co.	5,148	914,233

United Technologies Corp.	9,771	1,393,442

		8,594,539

Air Freight & Logistics 0.1%
United Parcel Service, Inc. “B”	8,140	864,631

Building Products 0.1%
Johnson Controls International PLC	24,252	909,450

Commercial Services & Supplies 0.4%

Quad Graphics, Inc.	10	122

Republic Services, Inc.	10,816	895,781

Secom Co., Ltd.	11,000	926,981

Waste Management, Inc.	13,190	1,415,815

		3,238,699

Construction & Engineering 0.3%

Kajima Corp.	60,300	895,892

Obayashi Corp.	86,200	847,581

Skanska AB “B”	46,272	805,691

		2,549,164

Electrical Equipment 0.5%

ABB Ltd. (Registered)	62,379	1,292,784

Eaton Corp. PLC	13,994	1,158,983

Emerson Electric Co.	13,087	929,046

		3,380,813

Industrial Conglomerates 0.7%

3M Co.	8,594	1,628,649

Honeywell International, Inc.	10,869	1,887,184

The accompanying notes are an integral part of the financial statements.

DWS Global Income Builder Fund	|	17

	Shares	Value ($)

Siemens AG (Registered)	12,386	1,485,474

		5,001,307

Machinery 1.1%

Caterpillar, Inc.	8,237	1,148,403

Cummins, Inc.	5,460	907,943

Illinois Tool Works, Inc.	6,093	948,254

Ingersoll-Rand PLC	7,843	961,630

Kone Oyj “B”	23,678	1,301,004

Mitsubishi Heavy Industries Ltd.	21,100	879,030

PACCAR, Inc.	19,600	1,404,732

Wartsila Oyj	53,915	861,178

		8,412,174

Marine 0.1%
Kuehne + Nagel International AG (Registered)	6,080	884,756

Professional Services 0.6%

Adecco Group AG (Registered)	17,273	996,800

Nielsen Holdings PLC	46,474	1,186,481

RELX PLC	52,493	1,205,381

SGS SA (Registered)	329	869,975

		4,258,637

Road & Rail 0.3%

Aurizon Holdings Ltd.	257,981	866,173

Union Pacific Corp.	6,081	1,076,580

		1,942,753

Trading Companies & Distributors 0.8%

ITOCHU Corp.	69,100	1,246,191

Marubeni Corp.	146,300	1,050,320

Mitsubishi Corp.	38,500	1,061,928

Mitsui & Co., Ltd.	80,300	1,299,781

Sumitomo Corp.	82,800	1,187,547

		5,845,767

Information Technology 10.1%

Communications Equipment 0.8%

Cisco Systems, Inc.	55,782	3,121,003

Juniper Networks, Inc.	30,600	849,762

Motorola Solutions, Inc.	6,075	880,328

Nokia Oyj	234,830	1,235,279

		6,086,372

Electronic Equipment, Instruments & Components 0.2%

Corning, Inc.	25,069	798,448

TE Connectivity Ltd.	9,974	954,013

		1,752,461

The accompanying notes are an integral part of the financial statements.

18	|	DWS Global Income Builder Fund

	Shares	Value ($)

IT Services 2.9%

Accenture PLC “A”	9,026	1,648,779

Automatic Data Processing, Inc.	7,377	1,212,705

Broadridge Financial Solutions, Inc.	8,372	988,984

Cognizant Technology Solutions Corp. “A”	12,361	901,859

DXC Technology Co.	13,500	887,490

Fidelity National Information Services, Inc.	9,936	1,151,880

Fujitsu Ltd.	13,000	951,875

Infosys Ltd. (ADR)	162,166	1,744,906

International Business Machines Corp.	16,359	2,294,677

Leidos Holdings, Inc.	15,270	1,122,040

MasterCard, Inc. “A”	9,878	2,511,383

Paychex, Inc.	14,980	1,262,964

PayPal Holdings, Inc.*	9,300	1,048,761

Visa, Inc. “A”	18,057	2,969,113

Western Union Co.	61,964	1,204,580

		21,901,996

Semiconductors & Semiconductor Equipment 2.0%

Analog Devices, Inc.	8,474	985,018

Broadcom, Inc.	5,454	1,736,554

Intel Corp.	57,752	2,947,662

KLA-Tencor Corp.	7,282	928,309

Maxim Integrated Products, Inc.	15,225	913,500

QUALCOMM., Inc.	22,347	1,924,747

Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	64,027	2,805,663

Texas Instruments, Inc.	15,999	1,885,162

Tokyo Electron Ltd.	6,900	1,099,885

		15,226,500

Software 2.3%

Adobe, Inc.*	3,636	1,051,713

Intuit, Inc.	3,719	933,692

Micro Focus International PLC	30,997	783,265

Microsoft Corp.	74,819	9,771,362

Oracle Corp.	32,107	1,776,480

salesforce.com, Inc.*	6,200	1,025,170

SAP SE	12,718	1,638,995

		16,980,677

Technology Hardware, Storage & Peripherals 1.9%

Apple, Inc.	48,461	9,724,669

Canon, Inc.	30,600	852,022

HP, Inc.	42,077	839,436

Samsung Electronics Co., Ltd. (GDR)	847	835,142

Seagate Technology PLC	17,627	851,737

Xerox Corp.	24,801	827,361

		13,930,367

The accompanying notes are an integral part of the financial statements.

DWS Global Income Builder Fund	|	19

	Shares	Value ($)
Materials 1.0%

Chemicals 0.5%

Air Products & Chemicals, Inc.	4,314	887,778

DowDuPont, Inc.	24,754	951,791

GEO Specialty Chemicals, Inc.* (b)	433,490	119,210

Linde PLC	4,800	865,248

LyondellBasell Industries NV “A”	9,402	829,539

		3,653,566

Construction Materials 0.1%
LafargeHolcim Ltd. (Registered)*	17,017	877,843

Metals & Mining 0.2%

JFE Holdings, Inc.	47,700	820,952

Rio Tinto PLC	14,569	851,428

		1,672,380

Paper & Forest Products 0.2%
UPM-Kymmene Oyj	34,659	979,817

Real Estate 2.5%

Equity Real Estate Investment Trusts (REITs)

AvalonBay Communities, Inc.	4,130	829,841

Brookfield Property REIT, Inc. “A”	39,900	831,117

Crown Castle International Corp.	6,459	812,413

H&R Real Estate Investment Trust	47,700	814,998

HCP, Inc.	27,149	808,497

Iron Mountain, Inc.	24,400	792,512

Kimco Realty Corp.	47,100	819,069

Land Securities Group PLC	73,483	885,177

Liberty Property Trust	17,884	887,762

Mid-America Apartment Communities, Inc.	7,612	832,829

National Retail Properties, Inc.	15,656	823,819

Prologis, Inc.	11,434	876,645

Public Storage	3,848	851,100

Realty Income Corp.	12,077	845,511

RioCan Real Estate Investment Trust	42,365	814,602

Simon Property Group, Inc.	4,694	815,348

The Macerich Co.	19,354	776,869

Ventas, Inc.	15,738	961,749

VEREIT, Inc.	124,000	1,024,240

Vicinity Centres	470,493	843,891

Welltower, Inc.	10,998	819,681

WP Carey, Inc.	11,700	928,044

		18,695,714

The accompanying notes are an integral part of the financial statements.

20	|	DWS Global Income Builder Fund

	Shares	Value ($)
Utilities 2.9%

Electric Utilities 1.7%

American Electric Power Co., Inc.	11,720	1,002,646

Duke Energy Corp.	11,059	1,007,696

Entergy Corp.	8,907	863,088

Evergy, Inc.	14,700	849,954

Exelon Corp.	17,729	903,293

FirstEnergy Corp.	21,100	886,833

Fortum Oyj	44,710	946,155

NextEra Energy, Inc.	5,193	1,009,727

OGE Energy Corp.	20,600	872,204

Pinnacle West Capital Corp.	9,100	866,957

Power Assets Holdings Ltd.	126,000	879,844

PPL Corp.	31,548	984,613

Southern Co.	16,433	874,564

Xcel Energy, Inc.	15,300	864,450

		12,812,024

Multi-Utilities 1.2%

Ameren Corp.	12,200	887,794

CenterPoint Energy, Inc.	27,834	862,854

Consolidated Edison, Inc.	10,912	940,178

Dominion Energy, Inc	13,427	1,045,561

DTE Energy Co.	7,100	892,541

Engie SA	54,893	815,608

National Grid PLC	77,323	844,379

Public Service Enterprise Group, Inc.	14,600	870,890

Sempra Energy	6,800	870,060

WEC Energy Group, Inc.	10,922	856,612

		8,886,477
Total Common Stocks (Cost $376,300,981)		425,391,035

Preferred Stocks 5.2%
Communication Services 0.3%
AT&T, Inc. 5.35%	100,000	2,565,000

Financials 4.7%

AGNC Investment Corp. Series C, 7.0%	64,439	1,668,970

AGNC Investment Corp. Series B, 7.75%	80,000	2,038,400

Bank of America Corp. Series Y, 6.5%	75,000	1,929,000

BB&T Corp. 5.625%	75,000	1,952,250

Capital One Financial Corp. Series G, 5.2%	100,000	2,491,000

Charles Schwab Corp. Series D, 5.95%	75,000	1,959,000

Citigroup, Inc. Series S, 6.3%	75,000	1,969,500

Fifth Third Bancorp. Series I, 6.625%	75,000	2,154,750

The accompanying notes are an integral part of the financial statements.

DWS Global Income Builder Fund	|	21

	Shares	Value ($)

JPMorgan Chase & Co. Series AA, 6.1%	75,000	1,967,250

KeyCorp Series E, 6.125%	75,000	2,046,750

Kimco Realty Corp. Series L, 5.125%	75,000	1,751,250

Morgan Stanley Series K, 5.85%	75,000	1,969,500

PNC Financial Services Group, Inc. Series P, 6.125%	75,000	1,995,750

Prologis, Inc. Series Q, 8.54%	236	15,293

Regions Financial Corp. Series B, 6.375%	80,000	2,222,400

Simon Property Group, Inc. Series J, 8.375%	17,000	1,208,360

The Goldman Sachs Group, Inc. Series J, 5.5%	73,000	1,898,000

VEREIT, Inc. Series F, 6.7%	75,000	1,883,250

Wells Fargo & Co. Series Y, 5.625%	75,000	1,921,500

		35,042,173

Utilities 0.2%
Dominion Energy, Inc. Series A, 5.25%	60,000	1,515,000
Total Preferred Stocks (Cost $40,399,472)		39,122,173

Warrants 0.0%
Materials
Hercules Trust II, Expiration Date 3/31/2029* (b) (Cost $90,210)	506	18,540

	Principal Amount ($)(c)	Value ($)
Corporate Bonds 7.8%
Communication Services 1.1%

Altice Financing SA, 144A, 7.5%, 5/15/2026	450,000	456,750

CCO Holdings LLC, 144A, 5.875%, 5/1/2027	1,535,000	1,594,481

CenturyLink, Inc., Series Y, 7.5%, 4/1/2024 (a)	370,000	397,288

Clear Channel Worldwide Holdings, Inc., Series B, 6.5%, 11/15/2022	595,000	607,644

CSC Holdings LLC:

144A, 5.125%, 12/15/2021	1,390,000	1,393,475

144A, 5.5%, 4/15/2027	1,000,000	1,030,130

DISH DBS Corp., 5.0%, 3/15/2023 (a)	845,000	774,231

Expedia Group, Inc., 3.8%, 2/15/2028	820,000	807,515

MDC Partners, Inc., 144A, 6.5%, 5/1/2024	50,000	42,250

Netflix, Inc., 4.375%, 11/15/2026 (a)	1,000,000	988,750

Zayo Group LLC, 6.375%, 5/15/2025	265,000	269,638

		8,362,152

Consumer Discretionary 0.6%

1011778 B.C. Unlimited Liability Co., 144A, 5.0%, 10/15/2025	2,000,000	1,985,000

The accompanying notes are an integral part of the financial statements.

22	|	DWS Global Income Builder Fund

	Principal Amount ($)(c)	Value ($)

American Axle & Manufacturing, Inc., 6.25%, 4/1/2025 (a)	1,750,000	1,758,942

Asbury Automotive Group, Inc., 6.0%, 12/15/2024	105,000	108,675

Dana, Inc., 5.5%, 12/15/2024	170,000	172,125

Panther BF Aggregator 2 LP, 144A, 6.25%, 5/15/2026	200,000	208,250

Penske Automotive Group, Inc., 5.5%, 5/15/2026	165,000	164,588

		4,397,580

Consumer Staples 0.1%
B&G Foods, Inc., 5.25%, 4/1/2025 (a)	1,030,000	1,010,636

Energy 2.6%

Antero Resources Corp., 5.125%, 12/1/2022	440,000	441,650

Boardwalk Pipelines LP, 4.95%, 12/15/2024	1,000,000	1,047,015

Cheniere Corpus Christi Holdings LLC, 5.875%, 3/31/2025	1,000,000	1,077,500

Chesapeake Energy Corp., 8.0%, 1/15/2025 (a)	630,000	637,875

Crestwood Midstream Partners LP, 6.25%, 4/1/2023	2,000,000	2,050,000

CrownRock LP, 144A, 5.625%, 10/15/2025	1,000,000	987,500

Energy Transfer Operating LP, 5.5%, 6/1/2027	1,000,000	1,086,522

Hilcorp Energy I LP, 144A, 5.75%, 10/1/2025	870,000	876,525

KazMunayGas National Co. JSC:

144A, 4.4%, 4/30/2023	500,000	511,900

144A, 4.75%, 4/19/2027	2,000,000	2,069,688

Laredo Petroleum, Inc., 6.25%, 3/15/2023 (a)	210,000	193,725

MEG Energy Corp., 144A, 6.5%, 1/15/2025	500,000	502,500

Oasis Petroleum, Inc., 6.875%, 3/15/2022	549,000	551,059

Petrobras Global Finance BV, 5.299%, 1/27/2025	500,000	513,500

Plains All American Pipeline LP, 2.85%, 1/31/2023	230,000	224,928

Range Resources Corp.:

4.875%, 5/15/2025	140,000	128,975

5.0%, 8/15/2022	2,000,000	1,980,000

5.875%, 7/1/2022	175,000	176,969

Saudi Arabian Oil Co., 144A, 4.375%, 4/16/2049	721,000	700,494

Targa Resources Partners LP, 5.375%, 2/1/2027	2,000,000	2,030,000

WPX Energy, Inc., 5.25%, 9/15/2024	2,000,000	2,065,000

		19,853,325

Financials 1.4%

AerCap Ireland Capital DAC, 3.75%, 5/15/2019	70,000	70,019

Akbank Turk AS, 144A, 5.0%, 10/24/2022	250,000	230,500

BPCE SA, 144A, 4.875%, 4/1/2026	1,300,000	1,345,224

Credit Suisse Group AG, 144A, 7.5%, Perpetual (d)	750,000	803,437

FS KKR Capital Corp., 4.75%, 5/15/2022	310,000	309,610

HSBC Holdings PLC, 6.0%, Perpetual (d)	1,000,000	1,001,880

National Savings Bank, 144A, 5.15%, 9/10/2019	500,000	500,000

Royal Bank of Scotland Group PLC, 7.5%, Perpetual (d)	2,500,000	2,571,875

Synchrony Financial, 4.375%, 3/19/2024	540,000	551,856

The accompanying notes are an integral part of the financial statements.

DWS Global Income Builder Fund	|	23

	Principal Amount ($)(c)	Value ($)

The Goldman Sachs Group, Inc., Series P, 5.0%, Perpetual (d)	2,000,000	1,904,000

Westpac Banking Corp., 5.0%, Perpetual (d)	1,105,000	1,014,428

		10,302,829

Health Care 0.2%

Endo Dac, 144A, 6.0%, 2/1/2025	160,000	122,200

HCA, Inc., 5.25%, 6/15/2026	1,000,000	1,068,046

		1,190,246

Industrials 0.5%

Bombardier, Inc., 144A, 5.75%, 3/15/2022	1,480,000	1,496,650

Masonite International Corp., 144A, 5.625%, 3/15/2023	116,000	118,610

Park Aerospace Holdings Ltd., 144A, 5.25%, 8/15/2022	850,000	884,850

Prime Security Services Borrower LLC, 144A, 5.25%, 4/15/2024	1,550,000	1,553,875

		4,053,985

Information Technology 0.1%
Tencent Holdings Ltd., 144A, 3.975%, 4/11/2029	650,000	654,878

Materials 0.6%

Ardagh Packaging Finance PLC, 144A, 7.25%, 5/15/2024	2,000,000	2,107,100

Cascades, Inc., 144A, 5.5%, 7/15/2022	36,000	36,270

CF Industries, Inc., 144A, 4.5%, 12/1/2026	95,000	96,679

Chemours Co., 6.625%, 5/15/2023	905,000	937,535

Constellium NV, 144A, 6.625%, 3/1/2025	1,000,000	1,040,000

Teck Resources Ltd., 144A, 8.5%, 6/1/2024	50,000	53,501

		4,271,085

Real Estate 0.3%

Hospitality Properties Trust, (REIT), 3.95%, 1/15/2028	400,000	372,697

Office Properties Income Trust:

(REIT), 4.0%, 7/15/2022	555,000	555,724

(REIT), 4.15%, 2/1/2022	260,000	261,036

(REIT), 4.25%, 5/15/2024	210,000	202,932

Omega Healthcare Investors, Inc.:

(REIT), 4.5%, 4/1/2027	230,000	233,112

(REIT), 4.75%, 1/15/2028 (a)	260,000	266,949

		1,892,450

Utilities 0.3%

NRG Energy, Inc., 6.25%, 5/1/2024	870,000	898,014

Southern California Edison Co., Series E, 3.7%, 8/1/2025	1,650,000	1,674,123

		2,572,137
Total Corporate Bonds (Cost $58,606,310)		58,561,303

The accompanying notes are an integral part of the financial statements.

24	|	DWS Global Income Builder Fund

	Principal Amount ($)(c)		Value ($)
Asset-Backed 7.6%
Automobile Receivables 0.5%

Avis Budget Rental Car Funding AESOP LLC, “C”, Series 2019-1A, 144A, 4.53%, 3/20/2023		700,000	709,038

CPS Auto Receivables Trust, “E”, Series 2015-C, 144A, 6.54%, 8/16/2021		1,500,000	1,545,803

Santander Drive Auto Receivables Trust, “C”, Series 2019-1, 3.42%, 4/15/2025		1,500,000	1,513,664

			3,768,505

Credit Card Receivables 2.0%

Chase Issuance Trust, “A1”, Series 2018-A1, 2.673%**, 4/17/2023		9,700,000	9,700,758

Citibank Credit Card Issuance Trust, “A7”, Series 2017-A7, 2.844%**, 8/8/2024		5,841,000	5,850,322

			15,551,080

Miscellaneous 5.1%

Apidos CLO XXIX, “A2”, Series 2018-29A, 144A, 3-month USD-LIBOR + 1.550%, 4.13%**, 7/25/2030		8,500,000	8,416,224

Dell Equipment Finance Trust, “D”, Series 2017-1, 144A, 3.44%, 4/24/2023		980,000	979,833

Dryden 55 CLO Ltd.:

“B”, Series 2018-55A, 144A, 3-month USD-LIBOR + 1.550%, 4.147%**, 4/15/2031		8,500,000	8,374,633

“D”, Series 2018-55A, 144A, 3-month USD-LIBOR + 2.850%, 5.447%**, 4/15/2031		2,000,000	1,937,088

Dryden Senior Loan Fund, “B”, Series 2017-49A, 144A, 3-month USD-LIBOR + 1.700%, 4.301%**, 7/18/2030		1,130,000	1,122,097

GoldenTree Loan Management CLO Ltd., “C1A”, Series 2X, REG S, 3-month EURO-LIBOR + 2.450% floor, 2.45%**, 1/20/2032	EUR	2,370,000	2,665,089

Hilton Grand Vacations Trust, “B”, Series 2014-AA, 144A, 2.07%, 11/25/2026		363,472	359,018

Jubilee CLO BV, “C1”, Series 2018-21A, 144A, 3-month EURO-LIBOR + 2.500% floor, 2.5%**, 1/15/2032	EUR	2,500,000	2,748,353

Madison Park Funding XIV Ltd., “DRR”, Series 2014-14A, 144A, 3-month USD-LIBOR + 2.950%, 5.542%**, 10/22/2030		2,500,000	2,439,345

Neuberger Berman CLO Ltd.:

“B”, Series 2018-28A, 144A, 3-month USD-LIBOR + 1.600%, 4.192%**, 4/20/2030		4,250,000	4,190,955

“D”, Series 2018-28A, 144A, 3-month USD-LIBOR + 2.850%, 5.442%**, 4/20/2030		1,000,000	971,486

Venture XXVIII CLO Ltd., “A2”, Series 2017-28A, 144A, 3-month USD-LIBOR + 1.110%, 3.702%**, 7/20/2030		2,000,000	1,987,634

The accompanying notes are an integral part of the financial statements.

DWS Global Income Builder Fund	|	25

	Principal Amount ($)(c)	Value ($)

Voya CLO Ltd., “CR”, Series 2016-3A, 144A, 3-month USD-LIBOR + 3.250%, 5.851%**, 10/18/2031	2,000,000	1,955,350

		38,147,105
Total Asset-Backed (Cost $58,032,128)		57,466,690

Mortgage-Backed Securities Pass-Throughs 3.7%

Federal Home Loan Mortgage Corp., 6.0%, 11/1/2021	14,595	15,810

Federal National Mortgage Association:

3.5%, with various maturities from 6/1/2048 until 5/1/2049 (e)	17,393,848	17,561,827

4.0%, with various maturities from 12/1/2042 until 5/1/2049 (e)	9,877,043	10,154,157

Government National Mortgage Association, 6.5%, 8/20/2034	41,352	47,757

Total Mortgage-Backed Securities Pass-Throughs (Cost $27,833,207)		27,779,551

Commercial Mortgage-Backed Securities 1.9%

BX Commercial Mortgage Trust, “D”, Series 2018-IND, 144A, 1-month USD-LIBOR + 1.300%, 3.773%**, 11/15/2035	817,167	818,190

Cloverleaf Cold Storage Trust, “B”, Series 2019-CHL2, 144A, 1-month USD-LIBOR + 1.350%, 3.823%**, 3/15/2036	4,500,000	4,508,426

DBWF Mortgage Trust, “C”, Series 2018-GLKS, 144A, 1-month USD-LIBOR + 1.750%, 4.237%**, 11/19/2035	1,250,000	1,252,392

FHLMC Multifamily Structured Pass-Through Certificates, “X1”, Series K043, Interest Only, 0.668%**, 12/25/2024	7,360,037	195,685

GMAC Commercial Mortgage Securities, Inc., “G”, Series 2004-C1, 144A, 5.455%, 3/10/2038	1,991,994	1,869,569

GS Mortgage Securities Corp., “C”, Series 2018-FBLU, 144A, 1-month USD-LIBOR + 1.600%, 4.073%**, 11/15/2035	2,750,000	2,744,808

MTRO Commercial Mortgage Trust, “C”, Series 2019-TECH, 144A, 1-month USD-LIBOR + 1.300%, 3.773%**, 12/15/2033	1,255,000	1,256,572

NYT Mortgage Trust, “B”, Series 2019-NYT, 144A, 1-month USD-LIBOR + 1.400%, 3.873%**, 11/15/2035	2,000,000	2,006,268

Total Commercial Mortgage-Backed Securities (Cost $14,755,638)		14,651,910

Collateralized Mortgage Obligations 3.2%

Connecticut Avenue Securities Trust:

“1M2”, Series 2019-R03, 144A, 1-month USD-LIBOR + 2.150%, 4.627%**, 9/25/2031	980,000	991,002

The accompanying notes are an integral part of the financial statements.

26	|	DWS Global Income Builder Fund

	Principal Amount ($)(c)	Value ($)

“1M2”, Series 2019-R02, 144A, 1-month USD-LIBOR + 2.300%, 4.777%**, 8/25/2031	1,563,333	1,591,405

Fannie Mae Connecticut Avenue Securities:

“1M2”, Series 2018-C06, 1-month USD-LIBOR + 2.000%, 4.477%**, 3/25/2031	1,041,667	1,047,527

“1M2”, Series 2018-C03, 1-month USD-LIBOR + 2.150%, 4.627%**, 10/25/2030	1,000,000	1,005,050

“1M2”, Series 2018-C05, 1-month USD-LIBOR + 2.350%, 4.827%**, 1/25/2031	2,400,000	2,430,219

Federal Home Loan Mortgage Corp.:

“PI”, Series 3940, Interest Only, 4.0%, 2/15/2041	237,504	31,082

“C31”, Series 303, Interest Only, 4.5%, 12/15/2042	4,132,833	876,628

“PI”, Series 3843, Interest Only, 4.5%, 5/15/2038	936,855	45,645

Federal National Mortgage Association:

“WO”, Series 2013-27, Principal Only, Zero Coupon, 12/25/2042	1,200,000	785,618

“ZL”, Series 2017-55, 3.0%, 10/25/2046	1,584,702	1,454,579

“4”, Series 406, Interest Only, 4.0%, 9/25/2040	1,074,191	213,884

“I”, Series 2003-84, Interest Only, 6.0%, 9/25/2033	278,926	42,311

Freddie Mac Structured Agency Credit Risk Debt Notes:

“M2”, Series 2019-DNA1, 144A, 1-month USD-LIBOR + 2.650%, 5.127%**, 1/25/2049	360,000	371,036

“M2”, Series 2019-DNA2, 144A, 1-month USD-LIBOR + 2.450%, 4.927%**, 3/25/2049	3,850,000	3,910,322

“M2”, Series 2017-DNA3, 1-month USD-LIBOR + 2.500%, 4.977%**, 3/25/2030	1,000,000	1,030,792

“M2”, Series 2017-DNA2, 1-month USD-LIBOR + 3.450%, 5.927%**, 10/25/2029	1,500,000	1,624,348

Government National Mortgage Association:

“PI”, Series 2015-40, Interest Only, 4.0%, 4/20/2044	881,402	96,178

“IP”, Series 2014-11, Interest Only, 4.5%, 1/20/2043	1,090,996	135,778

“IP”, Series 2014-115, Interest Only, 4.5%, 2/20/2044	97,163	15,065

“PI”, Series 2014-108, Interest Only, 4.5%, 12/20/2039	132,874	21,656

“IN”, Series 2009-69, Interest Only, 5.5%, 8/20/2039	651,067	119,183

“IV”, Series 2009-69, Interest Only, 5.5%, 8/20/2039	631,830	115,477

“IJ”, Series 2009-75, Interest Only, 6.0%, 8/16/2039	430,106	76,766

New Residential Mortgage Loan, “A1”, Series 2009-NQM2, 144A, 3.6%, 4/25/2049	979,952	986,681

STACR Trust, “M2”, Series 2018-DNA3, 144A, 1-month USD-LIBOR + 2.100%, 4.577%**, 9/25/2048	1,945,946	1,940,180

Verus Securitization Trust, “A1”, Series 2019-INV1, 144A, 3.402%, 12/25/2059	3,076,637	3,103,067

Total Collateralized Mortgage Obligations (Cost $22,816,280)		24,061,479

The accompanying notes are an integral part of the financial statements.

DWS Global Income Builder Fund	|	27

	Principal Amount ($)(c)		Value ($)
Government & Agency Obligations 4.9%
Other Government Related (f) 0.5%

Banque Centrale de Tunisie International Bond, 144A, 5.75%, 1/30/2025 (a)		350,000	319,347

Gazprom OAO, 144A, 4.95%, 7/19/2022		750,000	776,913

Southern Gas Corridor CJSC, 144A, 6.875%, 3/24/2026		500,000	563,891

Vnesheconombank, 144A, 6.902%, 7/9/2020		2,000,000	2,060,060

			3,720,211

Sovereign Bonds 0.6%

Islamic Republic of Pakistan, 144A, 6.875%, 12/5/2027		450,000	445,847

Republic of Angola, 144A, 9.5%, 11/12/2025		350,000	392,347

Republic of Ecuador, 144A, 8.75%, 6/2/2023		400,000	424,000

Republic of Hungary, Series 19/A, 6.5%, 6/24/2019	HUF	90,600,000	316,582

Republic of Indonesia, 4.45%, 2/11/2024		680,000	712,204

Republic of Namibia, 144A, 5.25%, 10/29/2025		500,000	484,700

Republic of Senegal, 144A, 6.25%, 7/30/2024 (a)		600,000	626,280

State of Qatar, 144A, 3.25%, 6/2/2026		1,200,000	1,195,819

			4,597,779

U.S. Treasury Obligations 3.8%

U.S. Treasury Bonds, 3.0%, 2/15/2048		75,000	75,844

U.S. Treasury Inflation Indexed Note, 0.625%, 4/15/2023		7,631,325	7,691,699

U.S. Treasury Notes:

1.625%, 8/31/2022		1,000,000	979,922

2.375%, 5/15/2027		30,000	29,843

2.625%, 2/15/2029		20,000,000	20,203,906

			28,981,214
Total Government & Agency Obligations (Cost $36,964,497)			37,299,204

Convertible Bond 0.1%
Materials
GEO Specialty Chemicals, Inc., 3-month USD-LIBOR + 14.0%, 16.615%** PIK, 10/18/2025 (b) (Cost $797,609)		792,801	851,865

Loan Participations and Assignments 1.1%
Senior Loans**

Berry Global, Inc., Term Loan S, 1-month USD LIBOR + 1.750%, 4.231%, 2/8/2020		984	985

DaVita, Inc., Term Loan B, 1-month USD LIBOR + 2.750%, 5.233%, 6/24/2021		2,271,411	2,279,077

The accompanying notes are an integral part of the financial statements.

28	|	DWS Global Income Builder Fund

	Principal Amount ($)(c)	Value ($)

Hilton Worldwide Finance LLC, Term Loan B2, 1-month USD LIBOR + 1.750%, 4.227%, 10/25/2023	1,389,236	1,395,244

NRG Energy, Inc., Term Loan B, 1-month USD LIBOR + 1.750%, 4.233%, 6/30/2023	1,080,389	1,081,291

Outfront Media Capital LLC, Term Loan B, 1-month USD LIBOR + 2.000%, 4.479%, 3/18/2024	1,237,500	1,240,210

SBA Senior Finance II LLC, Term Loan B, 1-month USD LIBOR + 2.000%, 4.49%, 4/11/2025	707,392	704,297

TransDigm, Inc., Term Loan F, 1-month USD LIBOR + 2.500%, 4.983%, 6/9/2023	1,274,518	1,272,129
Total Loan Participations and Assignments (Cost $7,965,097)		7,973,233

	Shares	Value ($)
Commercial Paper 0.7%
Crown Castle (Cost $4,994,303)	5,000,000	4,993,896

Exchange-Traded Funds 2.7%
SPDR Bloomberg Barclays Convertible Securities ETF (Cost $19,984,770)	377,000	20,169,500

	Principal Amount ($)(c)	Value ($)
Short-Term U.S. Treasury Obligations 2.2%

U.S. Treasury Bills:

2.362%***, 8/15/2019 (g)	8,300,000	8,241,774

2.573%***, 10/10/2019 (h)	8,297,000	8,208,326

Total Short-Term U.S. Treasury Obligations (Cost $16,443,209)		16,450,100

	Shares	Value ($)
Securities Lending Collateral 1.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 2.35% (i) (j) (Cost $7,690,348)	7,690,348	7,690,348

The accompanying notes are an integral part of the financial statements.

DWS Global Income Builder Fund	|	29

	Shares	Value ($)
Cash Equivalents 4.2%
DWS Central Cash Management Government Fund, 2.46% (i) (Cost $31,352,237)	31,352,237	31,352,237

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $725,026,296)	102.8	773,833,064
Other Assets and Liabilities, Net	(2.8)	(21,061,976)

Net Assets	100.0	752,771,088

A summary of the Fund’s transactions with affiliated investments during the period ended April 30, 2019 are as follows:

Value ($) at 10/31/2018	Pur- chases Cost ($)	Sales Proceeds ($)		Net Real- ized Gain/ (Loss) ($)	Net Change in Unreal- ized Appreci- ation (Depreci- ation) ($)	Income ($)	Capital Gain Distri- butions ($)	Number of Shares at 4/30/2019	Value ($) at 4/30/2019
Securities Lending Collateral 1.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 2.35% (i) (j)
16,553,728	—	8,863,380	(k)	—	—	103,019	—	7,690,348	7,690,348
Cash Equivalents 4.2%
DWS Central Cash Management Government Fund, 2.46% (i)
32,523,513	179,056,531	180,227,807		—	—	250,988	—	31,352,237	31,352,237
49,077,241	179,056,531	189,091,187		—	—	354,007	—	39,042,585	39,042,585

*	Non-income producing security.

**

Variable or floating rate security. These securities are shown at their current rate as of April 30, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables.

***	Annualized yield at time of purchase; not a coupon rate.

(a)

All or a portion of these securities were on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The value of securities loaned at April 30, 2019 amounted to $7,433,165, which is 1.0% of net assets.

(b)	Investment was valued using significant unobservable inputs.

(c)	Principal amount stated in U.S. dollars unless otherwise noted.

(d)	Perpetual, callable security with no stated maturity date.

(e)	When-issued, delayed delivery or forward commitment securities included.

(f)	Government-backed debt issued by financial companies or government sponsored enterprises.

(g)	At April 30, 2019, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.

The accompanying notes are an integral part of the financial statements.

30	|	DWS Global Income Builder Fund

(h)	At April 30, 2019, this security has been pledged, in whole or in part, to cover initial margin requirements for open centrally cleared swap contracts.

(i)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.

(j)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

(k)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested for the period ended April 30, 2019.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR: American Depositary Receipt

ASX: Australian Securities Exchange

CJSC: Closed Joint Stock Company

CLO: Collateralized Loan Obligation

GDR: Global Depositary Receipt

Interest Only: Interest Only (IO) bonds represent the “interest only” portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

JSC: Joint Stock Company

LIBOR: London Interbank Offered Rate

MSCI: Morgan Stanley Capital International

PIK: Denotes that all or a portion of the income is paid in-kind in the form of additional principal.

PJSC: Public Joint Stock Company

Principal Only: Principal Only (PO) bonds represent the “principal only” portion of payments on a pool of underlying mortgages or mortgage-backed securities.

REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

REIT: Real Estate Investment Trust

SPDR: Standard & Poor’s Depositary Receipt

Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Federal National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.

The accompanying notes are an integral part of the financial statements.

DWS Global Income Builder Fund	|	31

At April 30, 2019, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation (Depreciation) ($)
10 Year U.S. Treasury Note	USD	6/19/2019	329	40,397,805	40,688,049	290,244
2 Year U.S. Treasury Note	USD	6/28/2019	235	49,852,950	50,056,836	203,886
3 Month Euro Euribor Interest Rate	EUR	3/16/2020	11	3,091,066	3,093,501	2,435
3 Month Euro Swiss Franc (Euroswiss) Interest Rate	CHF	3/16/2020	12	2,963,368	2,965,700	2,332
3 Month Euroyen Futures	JPY	3/16/2020	14	3,141,393	3,141,030	(363)
3 Month Sterling (Short Sterling) Interest Rate	GBP	3/18/2020	19	3,064,360	3,067,115	2,755
90 Day Eurodollar Time Deposit	USD	3/16/2020	13	3,166,027	3,174,275	8,248
ASX 90 Day Bank Accepted Bills	AUD	3/12/2020	18	12,636,124	12,648,558	12,434
MSCI Mini Emerging Market Index	USD	6/21/2019	425	22,224,156	22,954,250	730,094
S&P 500 E-Mini Index	USD	6/21/2019	50	6,880,129	7,371,250	491,121
TOPIX Index	JPY	6/13/2019	1	143,817	144,980	1,163
Ultra 10 Year U.S. Treasury Note	USD	6/19/2019	113	14,630,346	14,891,281	260,935
Ultra Long U.S. Treasury Bond	USD	6/19/2019	135	22,131,923	22,177,969	46,046
Total net unrealized appreciation						2,051,330

The accompanying notes are an integral part of the financial statements.

32	|	DWS Global Income Builder Fund

At April 30, 2019, open futures contracts sold were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Depreciation ($)
Euro Stoxx 50 Index	EUR	6/21/2019	184	6,654,113	7,124,048	(469,935)
Euro-Schatz	EUR	6/6/2019	413	51,782,812	51,843,698	(60,886)
U.S. Treasury Long Bond	USD	6/19/2019	30	4,352,733	4,424,063	(71,330)
Total unrealized depreciation						(602,151)

At April 30, 2019, open credit default swap contracts purchased were as follows:

Centrally Cleared Swaps

Underlying Reference Obligation	Fixed Cash Flows Paid/ Frequency	Expiration Date	Notional Amount ($)	Currency	Value ($)	Upfront Payments Paid ($)	Unrealized Depreciation ($)
Markit CDX North America Investment Grade Index	1.0%/ Quarterly	6/20/2023	18,000,000	USD	(409,711)	(268,591)	(141,120)

At April 30, 2019, open interest rate swap contracts were as follows:

Centrally Cleared Swaps

Cash Flows Paid by the Fund/ Frequency	Cash Flows Received by the Fund/ Frequency	Effective/ Expiration Date	Notional Amount ($)	Currency	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Depreciation ($)
Fixed — 2.636% Semi-Annually	Floating — 3-Month LIBOR Quarterly	1/21/2020 1/21/2025	10,900,000	USD	(166,720)	—	(166,720)
Fixed — 2.729% Semi-Annually	Floating — 3-Month LIBOR Quarterly	3/4/2019 3/5/2029	2,200,000	USD	(47,679)	—	(47,679)

Total unrealized depreciation							(214,399)

LIBOR: London Interbank Offered Rate; 3-month LIBOR rate as of April 30, 2019 is 2.576%.

At April 30, 2019, the Fund had the following open forward foreign currency contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty
EUR	4,875,496	USD	5,597,089	5/31/2019	115,471	JPMorgan Chase Securities, Inc.
EUR	25,646,000	USD	29,182,353	6/25/2019	285,148	Bank of America
EUR	6,000,000	USD	6,825,654	6/26/2019	64,429	Credit Agricole
Total unrealized appreciation					465,048

The accompanying notes are an integral part of the financial statements.

DWS Global Income Builder Fund	|	33

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty
EUR	6,000,000	JPY	749,559,000	5/8/2019	(370)	Credit Agricole

Currency Abbreviations
AUD Australian Dollar	HUF Hungarian Forint
CHF Swiss Franc	JPY Japanese Yen
EUR Euro	USD United States Dollar
GBP British Pound

For information on the Fund’s policy and additional disclosures regarding futures contracts, credit default swap contracts, interest rate swap contracts and forward foreign currency contracts, please refer to the Derivatives section of Note A in the accompanying Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of April 30, 2019 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$30,864,752	$14,457,373	$—	$45,322,125
Consumer Discretionary	33,120,122	16,964,690	—	50,084,812
Consumer Staples	23,052,279	8,702,769	—	31,755,048
Energy	20,446,805	11,668,824	—	32,115,629
Financials	30,087,250	29,479,368	—	59,566,618
Health Care	24,551,042	12,656,877	—	37,207,919
Industrials	24,919,076	20,963,614	—	45,882,690
Information Technology	70,100,317	5,778,056	—	75,878,373
Materials	3,534,356	3,530,040	119,210	7,183,606
Real Estate	16,966,646	1,729,068	—	18,695,714
Utilities	18,212,515	3,485,986	—	21,698,501

The accompanying notes are an integral part of the financial statements.

34	|	DWS Global Income Builder Fund

Assets	Level 1	Level 2	Level 3	Total
Preferred Stocks (l)	$39,122,173	$—	$—	$39,122,173
Warrants	—	—	18,540	18,540
Fixed Income Investments (l)
Corporate Bonds	—	58,561,303	—	58,561,303
Asset-Backed	—	57,466,690	—	57,466,690
Mortgage-Backed Securities Pass-Throughs	—	27,779,551	—	27,779,551
Commercial Mortgage-Backed Securities	—	14,651,910	—	14,651,910
Collateralized Mortgage Obligations	—	24,061,479	—	24,061,479
Government & Agency Obligations	—	37,299,204	—	37,299,204
Convertible Bonds	—	—	851,865	851,865
Loan Participations and Assignments	—	7,973,233	—	7,973,233
Commercial Paper	—	4,993,896	—	4,993,896
Short-Term U.S. Treasury Obligations	—	16,450,100	—	16,450,100
Exchange-Traded Funds	20,169,500	—	—	20,169,500
Short-Term Investments (l)	39,042,585	—	—	39,042,585
Derivatives (m)
Futures Contracts	2,051,693	—	—	2,051,693
Forward Foreign Currency Contracts	—	465,048	—	465,048
Total	$396,241,111	$379,119,079	$989,615	$776,349,805

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (m)
Futures Contracts	$(602,514)	$—	$—	$(602,514)
Credit Default Swap Contracts	—	(141,120)	—	(141,120)
Interest Rate Swap Contracts	—	(214,399)	—	(214,399)
Forward Foreign Currency Contracts	—	(370)	—	(370)
Total	$(602,514)	$(355,889)	$—	$(958,403)

(l)	See Investment Portfolio for additional detailed categorizations.

(m)	Derivatives include unrealized appreciation (depreciation) on open futures contracts, credit default swap contracts, interest rate swap contracts, forward foreign currency contracts.

The accompanying notes are an integral part of the financial statements.

DWS Global Income Builder Fund	|	35

Statement of Assets and Liabilities

as of April 30, 2019 (Unaudited)

Assets
Investments in non-affiliated securities, at value (cost $685,983,711) — including $7,433,165 of securities loaned	$734,790,479
Investment in DWS Government & Agency Securities Portfolio (cost $7,690,348)*	7,690,348
Investment in DWS Central Cash Management Government Fund (cost $31,352,237)	31,352,237
Cash	1,322,904
Foreign currency, at value (cost $343,014)	322,639
Receivable for investments sold	12,351
Receivable for Fund shares sold	21,819
Dividends receivable	1,382,910
Interest receivable	1,394,133
Receivable for variation margin on futures contracts	171,174
Unrealized appreciation on forward foreign currency contracts	465,048
Foreign taxes recoverable	321,085
Other assets	58,354
Total assets	779,305,481

Liabilities
Payable upon return of securities loaned	7,690,348
Payable for investments purchased — when-issued/delayed delivery securities	15,809,899
Payable for Fund shares redeemed	2,153,670
Payable for variation margin on centrally cleared swaps	6,142
Unrealized depreciation on forward foreign currency contracts	370
Accrued management fee	228,864
Accrued Trustees’ fees	9,128
Other accrued expenses and payables	635,972
Total liabilities	26,534,393
Net assets, at value	$752,771,088

*	Represents collateral on securities loaned.

The accompanying notes are an integral part of the financial statements.

36	|	DWS Global Income Builder Fund

Statement of Assets and Liabilities as of April 30, 2019 (Unaudited) (continued)

Net Assets Consist of

Distributable earnings (loss)	$47,649,073
Paid-in capital	705,122,015
Net assets, at value	$752,771,088

Net Asset Value
Class A

Net Asset Value and redemption price per share ($543,490,161 ÷ 58,095,320 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$9.36

Maximum offering price per share (100 ÷ 94.25 of $9.36)	$9.93
Class C

Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share ($10,227,913 ÷ 1,094,206 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$9.35
Class R6

Net Asset Value, offering and redemption price per share ($5,730,626 ÷ 613,572 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$9.34
Class S

Net Asset Value, offering and redemption price per share ($185,870,968 ÷ 19,867,705 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$9.36
Institutional Class

Net Asset Value, offering and redemption price per share ($7,451,420 ÷ 797,705 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$9.34

The accompanying notes are an integral part of the financial statements.

DWS Global Income Builder Fund	|	37

Statement of Operations

for the six months ended April 30, 2019 (Unaudited)

Investment Income

Income:

Dividends (net of foreign taxes withheld of $378,285)	$9,112,784
Interest	6,113,711
Income distributions — DWS Central Cash Management Government Fund	250,988
Securities lending income, net of borrower rebates	103,019
Total income	15,580,502
Expenses:

Management fee	1,343,263
Administration fee	363,044
Services to shareholders	501,985
Distribution and service fees	656,486
Custodian fee	36,365
Professional fees	62,391
Reports to shareholders	55,050
Registration fees	33,275
Trustees’ fees and expenses	18,074
Other	54,085
Total expenses	3,124,018
Net investment income	12,456,484

The accompanying notes are an integral part of the financial statements.

38	|	DWS Global Income Builder Fund

Statement of Operations for the six months ended April 30, 2019 (Unaudited) (continued)

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:

Investments	$(12,433,284)
Swap contracts	1,278,808
Futures	(4,483,914)
Forward foreign currency contracts	(1,112,779)
Foreign currency	179,040
(16,572,129)
Change in net unrealized appreciation (depreciation) on:

Investments	51,480,102
Swap contracts	(317,592)
Futures	6,013,028
Forward foreign currency contracts	503,733
Foreign currency	(16,771)
57,662,500
Net gain (loss)	41,090,371
Net increase (decrease) in net assets resulting from operations	$53,546,855

The accompanying notes are an integral part of the financial statements.

DWS Global Income Builder Fund	|	39

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2019 (Unaudited)	Year Ended October 31, 2018

Operations:

Net investment income (loss)	$12,456,484	$23,687,092
Net realized gain (loss)	(16,572,129)	17,417,628
Change in net unrealized appreciation (depreciation)	57,662,500	(47,815,715)
Net increase (decrease) in net assets resulting from operations	53,546,855	(6,710,995)
Distributions to shareholders :

Class A	(15,468,771)	(59,770,503)
Class C	(253,303)	(1,802,962)
Class R6	(64,452)	(292,492)
Class S	(5,451,156)	(19,898,219)
Institutional Class	(321,913)	(1,111,125)
Total distributions	(21,559,595)	(82,875,301)
Fund share transactions:

Proceeds from shares sold	17,360,199	43,798,469
Reinvestment of distributions	20,697,456	79,673,426
Payments for shares redeemed	(56,383,448)	(125,907,591)
Net increase (decrease) in net assets from Fund share transactions	(18,325,793)	(2,435,696)
Increase (decrease) in net assets	13,661,467	(92,021,992)
Net assets at beginning of period	739,109,621	831,131,613

Net assets at end of period	$752,771,088	$739,109,621

The accompanying notes are an integral part of the financial statements.

40	|	DWS Global Income Builder Fund

Financial Highlights

	Six Months Ended 4/30/19		Years Ended October 31,
Class A	(Unaudited)		2018	2017	2016	2015	2014

Selected Per Share Data
Net asset value, beginning of period	$8.97		$10.06	$8.89	$8.91	$10.36	$10.31
Income (loss) from investment operations:

Net investment income[a]	.15		.28	.26	.21	.29	.32
Net realized and unrealized gain (loss)	.51		(.36)	1.18	.03	(.64)	.23
Total from investment operations	.66		(.08)	1.44	.24	(.35)	.55
Less distributions from:

Net investment income	(.20)		(.34)	(.27)	(.26)	(.37)	(.34)
Net realized gains	(.07)		(.67)	—	—	(.73)	(.16)
Total distributions	(.27)		(1.01)	(.27)	(.26)	(1.10)	(.50)
Net asset value, end of period	$9.36		$8.97	$10.06	$8.89	$8.91	$10.36
Total Return (%)[b]	7.54	**	(1.11)	16.39	2.82	(3.32)	5.49

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	543		534	603	582	639	751
Ratio of expenses (%)	.90	*	.90	.91	.92	.91	.90
Ratio of net investment income (%)	3.39	*	2.93	2.71	2.39	3.09	3.10
Portfolio turnover rate (%)	58	**	67	137	123	115	100

[a]	Based on average shares outstanding during the period.

[b]	Total return does not reflect the effect of any sales charges.

*	Annualized

**	Not annualized

The accompanying notes are an integral part of the financial statements.

DWS Global Income Builder Fund	|	41

	Six Months Ended 4/30/19		Years Ended October 31,
Class C	(Unaudited)		2018	2017	2016	2015	2014

Selected Per Share Data
Net asset value, beginning of period	$8.96		$10.05	$8.88	$8.90	$10.35	$10.29
Income (loss) from investment operations:

Net investment income[a]	.11		.21	.18	.14	.22	.24
Net realized and unrealized gain (loss)	.51		(.37)	1.18	.03	(.64)	.24
Total from investment operations	.62		(.16)	1.36	.17	(.42)	.48
Less distributions from:

Net investment income	(.16)		(.26)	(.19)	(.19)	(.30)	(.26)
Net realized gains	(.07)		(.67)	—	—	(.73)	(.16)
Total distributions	(.23)		(.93)	(.19)	(.19)	(1.03)	(.42)
Net asset value, end of period	$9.35		$8.96	$10.05	$8.88	$8.90	$10.35
Total Return (%)[b]	7.01	**	(1.91)	15.47 [c]	2.00	(3.99)	4.74

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	10		10	20	20	22	27
Ratio of expenses before expense reductions (%)	1.73	*	1.65	1.74	1.72	1.70	1.69
Ratio of expenses after expense reductions (%)	1.73	*	1.65	1.72	1.72	1.70	1.69
Ratio of net investment income (%)	2.57	*	2.18	1.90	1.59	2.30	2.31
Portfolio turnover rate (%)	58	**	67	137	123	115	100

[a]	Based on average shares outstanding during the period.

[b]	Total return does not reflect the effect of any sales charges.

[c]	Total return would have been lower had certain expenses not been reduced.

*	Annualized

**	Not annualized

The accompanying notes are an integral part of the financial statements.

42	|	DWS Global Income Builder Fund

	Six Months Ended 4/30/19		Years Ended October 31,				Period Ended
Class R6	(Unaudited)		2018	2017	2016	2015	10/31/14[a]

Selected Per Share Data
Net asset value, beginning of period	$8.95		$10.04	$8.87	$8.88	$10.35	$10.70
Income (loss) from investment operations:

Net investment income[b]	.15		.31	.32	.22	.29	.05
Net realized and unrealized gain (loss)	.52		(.36)	1.14	.04	(.63)	(.29)
Total from investment operations	.67		(.05)	1.46	.26	(.34)	(.24)
Less distributions from:

Net investment income	(.21)		(.37)	(.29)	(.27)	(.40)	(.11)
Net realized gains	(.07)		(.67)	—	—	(.73)	—
Total distributions	(.28)		(1.04)	(.29)	(.27)	(1.13)	(.11)
Net asset value, end of period	$9.34		$8.95	$10.04	$8.87	$8.88	$10.35
Total Return (%)	7.61	**	(.78)	16.74	3.08	(3.15)	(2.26	)**

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	6		1	4	.05	.01	.01
Ratio of expenses (%)	.57	*	.56	.57	.67	.83	.56	*
Ratio of net investment income (%)	3.44	*	3.19	3.28	2.58	3.15	2.83	*
Portfolio turnover rate (%)	58	**	67	137	123	115	100	[c]

[a]	For the period from August 25, 2014 (commencement of operations) to October 31, 2014.

[b]	Based on average shares outstanding during the period.

[c]	Represents the Fund’s portfolio turnover rate for the year ended October 31, 2014.

*	Annualized

**	Not annualized

The accompanying notes are an integral part of the financial statements.

DWS Global Income Builder Fund	|	43

	Six Months Ended 4/30/19		Years Ended October 31,
Class S	(Unaudited)		2018	2017	2016	2015	2014

Selected Per Share Data
Net asset value, beginning of period	$8.97		$10.06	$8.89	$8.91	$10.36	$10.31
Income (loss) from investment operations:

Net investment income[a]	.16		.30	.28	.23	.31	.34
Net realized and unrealized gain (loss)	.51		(.36)	1.18	.03	(.64)	.23
Total from investment operations	.67		(.06)	1.46	.26	(.33)	.57
Less distributions from:

Net investment income	(.21)		(.36)	(.29)	(.28)	(.39)	(.36)
Net realized gains	(.07)		(.67)	—	—	(.73)	(.16)
Total distributions	(.28)		(1.03)	(.29)	(.28)	(1.12)	(.52)
Net asset value, end of period	$9.36		$8.97	$10.06	$8.89	$8.91	$10.36
Total Return (%)	7.53	**	(.90)	16.62	3.02	(3.01)	5.70

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	186		182	195	186	205	249
Ratio of expenses (%)	.70	*	.69	.70	.71	.71	.69
Ratio of net investment income (%)	3.59	*	3.15	2.92	2.60	3.30	3.30
Portfolio turnover rate (%)	58	**	67	137	123	115	100

[a]	Based on average shares outstanding during the period.

*	Annualized

**	Not annualized

The accompanying notes are an integral part of the financial statements.

44	|	DWS Global Income Builder Fund

	Six Months Ended 4/30/19		Years Ended October 31,
Institutional Class	(Unaudited)		2018	2017	2016	2015	2014

Selected Per Share Data
Net asset value, beginning of period	$8.95		$10.05	$8.88	$8.90	$10.35	$10.30
Income (loss) from investment operations:

Net investment income[a]	.17		.30	.28	.23	.29	.35
Net realized and unrealized gain (loss)	.50		(.37)	1.18	.03	(.61)	.23
Total from investment operations	.67		(.07)	1.46	.26	(.32)	.58
Less distributions from:

Net investment income	(.21)		(.36)	(.29)	(.28)	(.40)	(.37)
Net realized gains	(.07)		(.67)	—	—	(.73)	(.16)
Total distributions	(.28)		(1.03)	(.29)	(.28)	(1.13)	(.53)
Net asset value, end of period	$9.34		$8.95	$10.05	$8.88	$8.90	$10.35
Total Return (%)	7.56	**	(.99)	16.55	3.06	(3.07)	5.77

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	7		12	10	8	8	3
Ratio of expenses (%)	.68	*	.66	.69	.69	.68	.64
Ratio of net investment income (%)	3.75	*	3.18	2.94	2.63	3.15	3.34
Portfolio turnover rate (%)	58	**	67	137	123	115	100

[a]	Based on average shares outstanding during the period.

*	Annualized

**	Not annualized

The accompanying notes are an integral part of the financial statements.

DWS Global Income Builder Fund	|	45

Notes to Financial Statements	(Unaudited)

A. Organization and Significant Accounting Policies

DWS Global Income Builder Fund (the “Fund”) is a diversified series of Deutsche DWS Market Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are subject to an initial sales charge. Class C shares are not subject to an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class C shares automatically convert to Class A shares in the same fund after 10 years, provided that the fund or the financial intermediary through which the shareholder purchased the Class C shares has records verifying that the Class C shares have been held for at least 10 years. Class R6 shares are not subject to initial or contingent deferred sales charges and are generally available only to certain retirement plans. Class S shares are not subject to initial or contingent deferred sales charges and are only available to a limited group of investors. Institutional Class shares are not subject to initial or contingent deferred sales charges and are generally available only to qualified institutions.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.

The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

46	|	DWS Global Income Builder Fund

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Equity securities and exchange-traded funds (“ETFs”) are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Equity securities or ETFs for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities or ETFs are generally categorized as Level 1 securities. For certain international equity securities, in order to adjust for events which may occur between the close of the foreign exchanges and the close of the New York Stock Exchange, a fair valuation model may be used. This fair valuation model takes into account comparisons to the valuation of American Depository Receipts (ADRs), exchange-traded funds, futures contracts and certain indices and these securities are categorized as Level 2.

Debt securities and loan participations and assignments are valued at prices supplied by independent pricing services approved by the Fund’s Board. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, prepayment speeds and other data, as well as broker quotes. If the pricing services are unable to provide valuations, debt securities are valued at the average of the most recent reliable bid quotations or evaluated prices, as applicable, obtained from broker-dealers, and loan participations and assignments are valued at the mean of the most recent bid and ask quotations or evaluated prices, as applicable, obtained from broker-dealers. These securities are generally categorized as Level 2. Certain securities may be valued on the basis of a price provided by a single source or broker-dealer. No active trading market may exist for some senior loans and they may be subject to restrictions on resale. The inability to dispose of senior loans in a timely fashion could result in losses. These securities are generally categorized as Level 3.

Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.

DWS Global Income Builder Fund	|	47

Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.

Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and are categorized as Level 2.

Swap contracts are valued daily based upon prices supplied by a Board approved pricing vendor, if available, and otherwise are valued at the price provided by the broker-dealer. Swap contracts are generally categorized as Level 2.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Fund’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Disclosure about the classification of fair value measurements is included in a table following the Fund’s Investment Portfolio.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount

48	|	DWS Global Income Builder Fund

of net investment income accrued and the U.S. dollar amount actually received. The portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Securities Lending. Deutsche Bank AG, as lending agent, lends securities of the Fund to certain financial institutions under the terms of its securities lending agreement. During the term of the loans, the Fund continues to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of either cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the securities lending agreement. As of period end, any securities on loan were collateralized by cash. During the six months ended April 30, 2019, the Fund invested the cash collateral into a joint trading account in DWS Government & Agency Securities Portfolio, an affiliated money market fund managed by DWS Investment Management Americas, Inc. DWS Investment Management Americas, Inc. receives a management/administration fee (0.12% annualized effective rate as of April 30, 2019) on the cash collateral invested in DWS Government & Agency Securities Portfolio. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan at any time, and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Fund is not able to recover securities lent, the Fund may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

As of April 30, 2019, the Fund had securities on loan, which were classified as common stocks, corporate bonds and government & agency obligations in the Investment Portfolio. The value of the related collateral exceeded the value of the securities loaned at period end.

DWS Global Income Builder Fund	|	49

Remaining Contractual Maturity of the Agreements as of April 30, 2019

	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions

Common Stocks	$1,086,818	$—	$—	$—	$1,086,818
Corporate Bonds	5,619,530	—	—	—	5,619,530
Government & Agency Obligations	984,000	—	—	—	984,000
Total Borrowings	$7,690,348	$—	$—	$—	$7,690,348
Gross amount of recognized liabilities for securities lending transactions					$7,690,348

Loan Participations and Assignments. Loan Participations and Assignments are portions of loans originated by banks and sold in pieces to investors. These floating-rate loans (“Loans”) in which the Fund invests are arranged between the borrower and one or more financial institutions (“Lenders”). These Loans may take the form of Senior Loans, which are corporate obligations often issued in connection with recapitalizations, acquisitions, leveraged buyouts and refinancing. The Fund invests in such Loans in the form of participations in Loans (“Participations”) or assignments of all or a portion of Loans from third parties (“Assignments”). Participations typically result in the Fund having a contractual relationship with only the Lender, not with the borrower. The Fund has the right to receive payments of principal, interest and any fees to which it is entitled from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower. In connection with purchasing Participations, the Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement relating to the Loan, or any rights of set off against the borrower, and the Fund will not benefit directly from any collateral supporting the Loan in which it has purchased the Participation. As a result, the Fund assumes the credit risk of both the borrower and the Lender that is selling the Participation. Assignments typically result in the Fund having a direct contractual relationship with the borrower, and the Fund may enforce compliance by the borrower with the terms of the loan agreement. Loans held by the Fund are generally in the form of Assignments, but the Fund may also invest in Participations. If affiliates of the Advisor participate in the primary and secondary market for senior loans, legal limitations may restrict the Fund’s ability to participate in restructuring or acquiring some senior loans. All Loans involve interest rate risk, liquidity risk and credit risk, including the potential default or insolvency of the borrower.

When-Issued/Delayed Delivery Securities. The Fund may purchase or sell securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time the Fund enters into a commitment

50	|	DWS Global Income Builder Fund

to purchase or sell a security, the transaction is recorded and the value of the transaction is reflected in the net asset value. The price of such security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. At the time the Fund enters into a purchase transaction it is required to segregate cash or other liquid assets at least equal to the amount of the commitment. Additionally, the Fund may be required to post securities and/or cash collateral in accordance with the terms of the commitment.

Certain risks may arise upon entering into when-issued or delayed delivery transactions from the potential inability of counterparties to meet the terms of their contracts or if the issuer does not issue the securities due to political, economic, or other factors. Additionally, losses may arise due to changes in the value of the underlying securities.

Federal Income Taxes. The Fund’s policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.

At April 30, 2019, the aggregate cost of investments for federal income tax purposes was $727,062,749. The net unrealized appreciation for all investments based on tax cost was $46,770,315, consisting of aggregate gross unrealized appreciation for all investments which there was an excess of value over tax cost of $62,638,719, and aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value of $15,868,404.

The Fund has reviewed the tax positions for the open tax years as of October 31, 2018 and has determined that no provision for income tax and/or uncertain tax positions is required in the Fund’s financial statements. The Fund’s federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Distributions from net investment income of the Fund are declared and distributed to shareholders quarterly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.

The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to paydown losses on mortgage-backed securities, premium amortization on debt securities, investments in futures, swap contracts,

DWS Global Income Builder Fund	|	51

forward foreign currency exchange contracts, recognition of certain foreign currency gains (losses) as ordinary income (loss) and certain securities sold at a loss. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust based upon the relative net assets or other appropriate measures.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Certain dividends from foreign securities may be recorded subsequent to the ex-dividend date as soon as the Fund is informed of such dividends. Realized gains and losses from investment transactions are recorded on an identified cost basis. Proceeds from litigation payments, if any, are included in net realized gain (loss) from investments. All premiums and discounts are amortized/accreted for financial reporting purposes, with the exception of securities in default of principal.

B. Derivative Instruments

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on the notional amount of the swap. A bilateral swap is a transaction between the fund and a counterparty where cash flows are exchanged between the two parties. A centrally cleared swap is a transaction executed between the fund and a counterparty, then cleared by a clearing member through a central clearinghouse. The central clearinghouse serves as the counterparty, with whom the fund exchanges cash flows.

52	|	DWS Global Income Builder Fund

The value of a swap is adjusted daily, and the change in value, if any, is recorded as unrealized appreciation or depreciation in the Statement of Assets and Liabilities. Gains or losses are realized when the swap expires or is closed. Certain risks may arise when entering into swap transactions including counterparty default; liquidity; or unfavorable changes in interest rates or the value of the underlying reference security, commodity or index. In connection with bilateral swaps, securities and/or cash may be identified as collateral in accordance with the terms of the swap agreement to provide assets of value and recourse in the event of default. The maximum counterparty credit risk is the net present value of the cash flows to be received from or paid to the counterparty over the term of the swap, to the extent that this amount is beneficial to the Fund, in addition to any related collateral posted to the counterparty by the Fund. This risk may be partially reduced by a master netting arrangement between the Fund and the counterparty. Upon entering into a centrally cleared swap, the Fund is required to deposit with a financial intermediary cash or securities (“initial margin”) in an amount equal to a certain percentage of the notional amount of the swap. Subsequent payments (“variation margin”) are made or received by the Fund dependent upon the daily fluctuations in the value of the swap. In a cleared swap transaction, counterparty risk is minimized as the central clearinghouse acts as the counterparty.

An upfront payment, if any, made by the Fund is recorded as an asset in the Statement of Assets and Liabilities. An upfront payment, if any, received by the Fund is recorded as a liability in the Statement of Assets and Liabilities. Payments received or made at the end of the measurement period are recorded as realized gain or loss in the Statement of Operations.

Interest Rate Swaps. Interest rate swaps are agreements in which the Fund agrees to pay to the counterparty a fixed rate payment in exchange for the counterparty agreeing to pay to the Fund a variable rate payment, or the Fund agrees to receive from the counterparty a fixed rate payment in exchange for the counterparty agreeing to receive from the Fund a variable rate payment. The payment obligations are based on the notional amount of the swap. For the six months ended April 30, 2019, the Fund entered into interest rate swap agreements to gain exposure to different parts of the yield curve while managing overall duration.

A summary of the open interest rate swap contracts as of April 30, 2019 is included in a table following the Fund’s Investment Portfolio. For the six months ended April 30, 2019, the investment in interest rate swap contracts had a total notional amount generally indicative of a range from $10,900,000 to $70,550,000.

Credit Default Swaps. Credit default swaps are agreements between a buyer and a seller of protection against predefined credit events for the

DWS Global Income Builder Fund	|	53

reference entity. The Fund may enter into credit default swaps to gain exposure to an underlying issuer’s credit quality characteristics without directly investing in that issuer or to hedge against the risk of a credit event on debt securities. As a seller of a credit default swap, the Fund is required to pay the par (or other agreed-upon) value of the referenced entity to the counterparty with the occurrence of a credit event by a third party, such as a U.S. or foreign corporate issuer, on the reference entity, which would likely result in a loss to the Fund. In return, the Fund receives from the counterparty a periodic stream of payments over the term of the swap provided that no credit event has occurred. If no credit event occurs, the Fund keeps the stream of payments with no payment obligations. The Fund may also buy credit default swaps, in which case the Fund functions as the counterparty referenced above. This involves the risk that the swap may expire worthless. It also involves counterparty risk that the seller may fail to satisfy its payment obligations to the Fund with the occurrence of a credit event. When the Fund sells a credit default swap, it will cover its commitment. This may be achieved by, among other methods, maintaining cash or liquid assets equal to the aggregate notional value of the reference entities for all outstanding credit default swaps sold by the Fund. For the six months ended April 30, 2019, the Fund entered into credit default swap agreements to gain exposure to the underlying issuer’s credit quality characteristics and to hedge the risk of default or other specified credit events on portfolio assets.

Under the terms of a credit default swap, the Fund receives or makes periodic payments based on a specified interest rate on a fixed notional amount. These payments are recorded as a realized gain or loss in the Statement of Operations. Payments received or made as a result of a credit event or termination of the swap are recognized, net of a proportional amount of the upfront payment, as realized gains or losses in the Statement of Operations.

A summary of the open credit default swap contracts as of April 30, 2019 is included in a table following the Fund’s Investment Portfolio. For the six months ended April 30, 2019, the investment in credit default swap contracts purchased had a total notional amount generally indicative of a range from $18,000,000 to $36,000,000. The investment in credit default swap contracts sold had a total notional amount generally indicative of a range from $0 to $41,800,000.

Futures Contracts. A futures contract is an agreement between a buyer or seller and an established futures exchange or its clearinghouse in which the buyer or seller agrees to take or make a delivery of a specific amount of a financial instrument at a specified price on a specific date (settlement date). For the six months ended April 30, 2019, the Fund entered into interest rate futures to gain exposure to different parts of the yield curve while managing overall duration. The Fund also entered into

54	|	DWS Global Income Builder Fund

interest rate futures contracts for non-hedging purposes to seek to enhance potential gains and entered into equity index futures in order to reduce the Fund’s exposure to, or as a substitute for direct investment in, the equity asset class.

Upon entering into a futures contract, the Fund is required to deposit with a financial intermediary cash or securities (“initial margin”) in an amount equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments (“variation margin”) are made or received by the Fund dependent upon the daily fluctuations in the value and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. Gains or losses are realized when the contract expires or is closed. Since all futures contracts are exchange traded, counterparty risk is minimized as the exchange’s clearinghouse acts as the counterparty and guarantees the futures against default.

Certain risks may arise upon entering into futures contracts, including the risk that an illiquid market will limit the Fund’s ability to close out a futures contract prior to the settlement date and the risk that the futures contract is not well correlated with the security, index or currency to which it relates. Risk of loss may exceed amounts disclosed in the Statement of Assets and Liabilities.

A summary of the open futures contracts as of April 30, 2019, is included in a table following the Fund’s Investment Portfolio. For the six months ended April 30, 2019, the investment in futures contracts purchased had a total notional value generally indicative of a range from approximately $128,041,000 to $186,375,000, and the investment in futures contracts sold had a total notional value generally indicative of a range from approximately $63,392,000 to $107,383,000.

Forward Foreign Currency Exchange Contracts. A forward foreign currency exchange contract (“forward currency contract”) is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. For the six months ended April 30, 2019, the Fund entered into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign currency denominated portfolio holdings, to facilitate transactions in foreign currency denominated securities and for non-hedging purposes to seek to enhance potential gains.

Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and unrealized gain (loss) is recorded daily. On the settlement date of the forward currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was closed. Certain risks may arise upon entering into forward currency contracts from the potential inability of counterparties to meet

DWS Global Income Builder Fund	|	55

the terms of their contracts. The maximum counterparty credit risk to the Fund is measured by the unrealized gain on appreciated contracts. Additionally, when utilizing forward currency contracts to hedge, the Fund gives up the opportunity to profit from favorable exchange rate movements during the term of the contract.

A summary of the open forward currency contracts as of April 30, 2019 is included in a table following the Fund’s Investment Portfolio. For the six months ended April 30, 2019, the investment in forward currency contracts short vs. U.S. dollars had a total contract value generally indicative of a range from approximately $11,022,000 to $163,128,000, and the investment in forward currency contracts long vs. U.S. dollars had a total contract value generally indicative of a range from $0 to approximately $106,503,000. The investment in forward currency contracts long vs. other foreign currencies sold had a total contract value generally indicative of a range from $0 to approximately $6,817,000.

The following tables summarize the value of the Fund’s derivative instruments held as of April 30, 2019 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:

Asset Derivatives	Forward Contracts	Futures Contracts	Total
Equity Contracts (a)	$—	$1,222,378	$1,222,378
Interest Rate Contracts (a)	—	829,315	829,315
Foreign Exchange Contracts (b)	465,048	—	465,048
	$465,048	$2,051,693	$2,516,741

Each of the above derivatives is located in the following Statement of Assets and Liabilities accounts:

(a)	Includes cumulative appreciation of futures contracts as disclosed in the Investment Portfolio. Unsettled variation margin is disclosed separately within the Statement of Assets and Liabilities.

(b)	Unrealized appreciation on forward foreign currency contracts

56	|	DWS Global Income Builder Fund

Liability Derivatives	Forward Contracts	Swap Contracts	Futures Contracts	Total
Equity Contracts (c)	$—	$—	$(469,935)	$(469,935)
Interest Rate Contracts (c)	—	(214,399)	(132,579)	(346,978)
Credit Contracts (c)	—	(141,120)	—	(141,120)
Foreign Exchange Contracts (d)	(370)	—	—	(370)
	$(370)	$(355,519)	$(602,514)	$(958,403)

(c)

Includes cumulative depreciation of futures and centrally cleared swap contracts as disclosed in the Investment Portfolio. Unsettled variation margin is disclosed separately within the Statement of Assets and Liabilities.

(d)	Unrealized depreciation on forward foreign currency contracts

Additionally, the amount of unrealized and realized gains and losses on derivative instruments recognized in Fund earnings during the six months ended April 30, 2019 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:

Realized Gain (Loss)	Forward Contracts	Swap Contracts	Futures Contracts	Total
Equity Contracts (e)	$—	$—	$(3,795,807)	$(3,795,807)
Interest Rate Contracts (e)	—	1,642,543	(688,107)	954,436
Credit Contracts (e)	—	(363,735)	—	(363,735)
Foreign Exchange Contracts (e)	(1,112,779)	—	—	(1,112,779)
	$(1,112,779)	$1,278,808	$(4,483,914)	$(4,317,885)

Each of the above derivatives is located in the following Statement of Operations accounts:

(e)	Net realized gain (loss) from forward foreign currency contracts, swap contracts and futures, respectively

Change in Appreciation (Depreciation)	Forward Contracts	Swap Contracts	Futures Contracts	Total
Equity Contracts (f)	$—	$—	$5,095,755	$5,095,755
Interest Rate Contracts (f)	—	(337,750)	917,273	579,523
Credit Contracts (f)	—	20,158	—	20,158
Foreign Exchange Contracts (f)	503,733	—	—	503,733
	$503,733	$(317,592)	$6,013,028	$6,199,169

Each of the above derivatives is located in the following Statement of Operations accounts:

(f)	Change in net unrealized appreciation (depreciation) on forward foreign currency contracts, swap contracts and futures, respectively

As of April 30, 2019, the Fund has transactions subject to enforceable master netting agreements which govern the terms of certain

DWS Global Income Builder Fund	|	57

transactions, and reduce the counterparty risk associated with such transactions. Master netting agreements allow a Fund to close out and net total exposure to a counterparty in the event of a deterioration in the credit quality or contractual default with respect to all of the transactions with a counterparty. As defined by the master netting agreement, the Fund may have collateral agreements with certain counterparties to mitigate risk. For financial reporting purposes the Statement of Assets and Liabilities generally shows derivatives assets and liabilities on a gross basis, which reflects the full risks and exposures prior to netting. A reconciliation of the gross amounts on the Statement of Assets and Liabilities to the net amounts by counterparty, including any collateral exposure, is included in the following tables:

Counterparty	Gross Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Non-Cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets
Bank of America	$285,148	$—	$—	$—	$285,148
Credit Agricole	64,429	(370)	—	—	64,059
JPMorgan Chase Securities, Inc.	115,471	—	—	—	115,471
	$465,048	$(370)	$—	$—	$464,678

Counterparty	Gross Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Derivative Liabilities
Credit Agricole	$370	$(370)	$—	$—	$—

C. Purchases and Sales of Securities

During the six months ended April 30, 2019, purchases and sales of investment securities, excluding short-term investments, were as follows:

	Purchases	Sales
Non-U.S. Treasury Obligations	$388,222,257	$409,666,943
U.S. Treasury Obligations	$20,221,174	$12,558,681

D. Related Parties

Management Agreement. Under the Investment Management Agreement with DWS Investment Management Americas, Inc. (“DIMA” or the “Advisor”), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group”), the Advisor directs the investments

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of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund or delegates such responsibility to the Fund’s subadvisor.

DWS Alternatives Global Limited (formerly Deutsche Alternative Asset Management (Global) Limited) a direct, wholly owned subsidiary of Deutsche Bank AG, serves as subadvisor for the Fund and, as such, provides portfolio manager services to the Fund. Pursuant to a sub-advisory agreement between DIMA and DWS Alternatives Global Limited, DIMA, not the Fund, compensates DWS Alternatives Global Limited for the services it provides to the Fund. Effective May 16, 2019 DWS Alternatives Global Limited no longer serves as a subadvisor to the Fund.

Under the Management Agreement, the Fund pays a monthly management fee based on the Fund’s average daily net assets, computed and accrued daily and payable monthly at the following rates:

First $1.5 billion of the Fund’s average daily net assets	.370%
Next $500 million of such net assets	.345%
Next $1.5 billion of such net assets	.310%
Next $2.0 billion of such net assets	.300%
Next $2.0 billion of such net assets	.290%
Next $2.5 billion of such net assets	.280%
Next $2.5 billion of such net assets	.270%
Over $12.5 billion of such net assets	.260%

Accordingly, for the six months ended April 30, 2019, the fee pursuant to the Investment Management Agreement was equivalent to an annualized rate (exclusive of any applicable waivers/reimbursements) of 0.370% of the Fund’s average daily net assets.

For the period from November 1, 2018 through September 30, 2019, the Advisor had contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) of each class as follows:

Class A	1.25%
Class C	2.00%
Class R6	1.00%
Class S	1.00%
Institutional Class	1.00%

DWS Global Income Builder Fund	|	59

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee (“Administration Fee”) of 0.10% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the six months ended April 30, 2019, the Administration Fee was $363,044, of which $61,855 is unpaid.

Service Provider Fees. DWS Service Company (“DSC”), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement among DSC and DST Systems, Inc. (“DST”), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing fee it receives from the Fund. For the six months ended April 30, 2019, the amounts charged to the Fund by DSC were as follows:

Services to Shareholders	Total Aggregated	Unpaid at April 30, 2019
Class A	$154,763	$53,049
Class C	3,051	2,784
Class R6	106	40
Class S	88,419	31,392
Institutional Class	313	105
	$246,652	$87,370

In addition, for the six months ended April 30, 2019, the amounts charged to the Fund for recordkeeping and other administrative services provided by unaffiliated third parties, included in the Statement of Operations under “Services to shareholders,” were as follows:

Sub-Recordkeeping	Total Aggregated
Class A	$129,511
Class C	5,694
Class S	35,124
Institutional Class	4,910
$175,239

Distribution and Service Fees. Under the Fund’s Class C 12b-1 Plan, DWS Distributors, Inc. (“DDI”), an affiliate of the Advisor, receives a fee (“Distribution Fee”) of 0.75% of average daily net assets of Class C shares. In accordance with the Fund’s Underwriting and Distribution Services Agreement, DDI enters into related selling group agreements

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with various firms at various rates for sales of Class C shares. For the six months ended April 30, 2019, the Distribution Fee was as follows:

Distribution Fee	Total Aggregated	Unpaid at April 30, 2019
Class C	$36,777	$6,316

In addition, DDI provides information and administrative services for a fee (“Service Fee”) to Class A and C shareholders at an annual rate of up to 0.25% of average daily net assets for each such class. DDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder accounts the firms service. For the six months ended April 30, 2019, the Service Fee was as follows:

Service Fee	Total Aggregated	Unpaid at April 30, 2019	Annualized Rate
Class A	$608,024	$222,410	.23%
Class C	11,685	4,493	.24%
	$619,709	$226,903

Underwriting and Contingent Deferred Sales Charge. DDI is the principal underwriter for the Fund. Underwriting commissions paid in connection with the distribution of Class A shares for the six months ended April 30, 2019 aggregated $5,925.

In addition, DDI receives any contingent deferred sales charge (“CDSC”) from Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is 1% of the value of the shares redeemed for Class C. For the six months ended April 30, 2019, the CDSC for Class C shares aggregated $1,128. A deferred sales charge of up to 1% is assessed on certain redemptions for Class A shares.

Typesetting and Filing Service Fees. Under an agreement with the Fund, DIMA is compensated for providing certain pre-press and regulatory filing services to the Fund. For the six months ended April 30, 2019, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders” aggregated $14,172, of which $12,960 is unpaid.

Trustees’ Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.

Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in DWS Central Cash Management Government Fund and DWS ESG Liquidity Fund, affiliated money market funds which are managed by the Advisor. Each affiliated money market fund is managed

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in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. DWS Central Cash Management Government Fund seeks to maintain a stable net asset value, and DWS ESG Liquidity Fund maintains a floating net asset value. The Fund indirectly bears its proportionate share of the expenses of each affiliated money market fund in which it invests. DWS Central Cash Management Government Fund does not pay the Advisor an investment management fee. To the extent that DWS ESG Liquidity Fund pays an investment management fee to the Advisor, the Advisor will waive an amount of the investment management fee payable to the Advisor by the Fund equal to the amount of the investment management fee payable on the Fund’s assets invested in DWS ESG Liquidity Fund.

Security Lending Fees. Deutsche Bank AG serves as lending agent for the Fund. For the six months ended April 30, 2019, the Fund incurred lending agent fees to Deutsche Bank AG for the amount of $7,388.

E. Line of Credit

The Fund and other affiliated funds (the “Participants”) share in a $400 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if the one-month LIBOR exceeds the Federal Funds Rate, the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at April 30, 2019.

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F. Fund Share Transactions

The following table summarizes share and dollar activity in the Fund:

	Six Months Ended April 30, 2019		Year Ended October 31, 2018
	Shares	Dollars	Shares	Dollars

Shares sold
Class A	658,871	$5,833,572	2,052,643	$19,471,375
Class C	191,100	1,687,764	226,823	2,181,745
Class R6	616,768	5,185,624	117,606	1,157,370
Class S	339,942	3,031,056	1,718,089	15,948,905
Institutional Class	182,014	1,622,183	533,190	5,039,074
		$17,360,199		$43,798,469

Shares issued to shareholders in reinvestment of distributions
Class A	1,721,055	$14,942,071	6,112,892	$57,859,550
Class C	28,727	248,785	187,993	1,781,112
Class R6	7,181	64,452	30,941	292,492
Class S	590,245	5,127,087	1,968,919	18,631,607
Institutional Class	36,586	315,061	117,392	1,108,665
		$20,697,456		$79,673,426

Shares redeemed
Class A	(3,881,264)	$(34,808,177)	(8,458,369)	$(80,579,761)
Class C	(232,672)	(2,040,429)	(1,295,599)	(12,195,418)
Class R6	(72,914)	(637,885)	(476,320)	(4,504,044)
Class S	(1,378,441)	(12,305,327)	(2,703,608)	(25,642,028)
Institutional Class	(774,709)	(6,591,630)	(313,309)	(2,986,340)
		$(56,383,448)		$(125,907,591)

Net increase (decrease)
Class A	(1,501,338)	$(14,032,534)	(292,834)	$(3,248,836)
Class C	(12,845)	(103,880)	(880,783)	(8,232,561)
Class R6	551,035	4,612,191	(327,773)	(3,054,182)
Class S	(448,254)	(4,147,184)	983,400	8,938,484
Institutional Class	(556,109)	(4,654,386)	337,273	3,161,399
		$(18,325,793)		$(2,435,696)

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Information About Your Fund’s Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads) and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (November 1, 2018 to April 30, 2019).

The tables illustrate your Fund’s expenses in two ways:

–

Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund’s actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Expenses Paid per $1,000” line under the share class you hold.

–

Hypothetical 5% Fund Return. This helps you to compare your Fund’s ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund’s actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The “Expenses Paid per $1,000” line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. Subject to certain exceptions, an account maintenance fee of $20.00 assessed once per calendar year for Classes A, C and S shares may apply for accounts with balances less than $10,000. This fee is not included in these tables. If it was, the estimate of expenses paid for Classes A, C and S shares during the period would be higher, and account value during the period would be lower, by this amount.

64	|	DWS Global Income Builder Fund

Expenses and Value of a $1,000 Investment for the six months ended April 30, 2019

Actual Fund Return	Class A	Class C	Class R6	Class S	Institutional Class
Beginning Account Value 11/1/18	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 4/30/19	$1,075.40	$1,070.10	$1,076.10	$1,075.30	$1,075.60
Expenses Paid per $1,000*	$4.63	$8.88	$2.93	$3.60	$3.50

Hypothetical 5% Fund Return	Class A	Class C	Class R6	Class S	Institutional Class
Beginning Account Value 11/1/18	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 4/30/19	$1,020.33	$1,016.22	$1,021.97	$1,021.32	$1,021.42
Expenses Paid per $1,000*	$4.51	$8.65	$2.86	$3.51	$3.41

*

Expenses are equal to the Fund’s annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 181 (the number of days in the most recent six-month period), then divided by 365.

Annualized Expense Ratios	Class A	Class C	Class R6	Class S	Institutional Class
DWS Global Income Builder Fund	.90%	1.73%	.57%	.70%	.68%

For more information, please refer to the Fund’s prospectus.

For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to tools.finra.org/fund_analyzer/.

DWS Global Income Builder Fund	|	65

Advisory Agreement Board Considerations and Fee Evaluation

The Board of Trustees (hereinafter referred to as the “Board” or “Trustees”) approved the renewal of DWS Global Income Builder Fund’s (the “Fund”) investment management agreement (the “Agreement”) with DWS Investment Management Americas, Inc. (“DIMA”) and sub-advisory agreement (the “Sub-Advisory Agreement” and together with the Agreement, the “Agreements”) between DIMA and Deutsche Alternative Asset Management (Global) Limited (now known as DWS Alternatives Global Limited) (“DAAM Global”), an affiliate of DIMA, in September 2018 (effective May 16, 2019, DAAM Global no longer serves as sub-advisor to the Fund).

In terms of the process that the Board followed prior to approving the Agreements, shareholders should know that:

–	During the entire process, all of the Fund’s Trustees were independent of DIMA and its affiliates (the “Independent Trustees”).

–

The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board’s Contract Committee reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, and profitability from a fee consultant retained by the Fund’s Independent Trustees (the “Fee Consultant”). Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee’s findings and recommendations.

–	The Board also received extensive information throughout the year regarding performance of the Fund.

–

The Independent Trustees regularly met privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.

–

In connection with reviewing the Agreements, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others.

66	|	DWS Global Income Builder Fund

The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund. DIMA and DAAM Global are part of DWS Group GmbH & Co. KGaA (“DWS Group”). DWS Group is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. In 2018, approximately 20% of DWS Group’s shares were sold in an initial public offering, with Deutsche Bank AG owning the remaining shares.

As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps. As part of these negotiations, the Board indicated that it would consider relaxing these caps in future years following sustained improvements in performance, among other considerations.

While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s and DAAM Global’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreements, including the scope of advisory services provided under the Agreements. The Board noted that, under the Agreements, DIMA and DAAM Global provide portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. Throughout the course of the year, the Board also received information regarding DIMA’s oversight of Fund sub-advisers, including DAAM Global. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market index(es) and a peer universe compiled using information supplied by Morningstar Direct (“Morningstar”), an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review” (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board

DWS Global Income Builder Fund	|	67

noted that, for the one-, three- and five-year periods ended December 31, 2017, the Fund’s performance (Class A shares) was in the 2nd quartile, 1st quartile and 2nd quartile, respectively, of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has outperformed its benchmark in the one-, three- and five-year periods ended December 31, 2017.

Fees and Expenses. The Board considered the Fund’s investment management fee schedule, sub-advisory fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge”) and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DIMA under the Fund’s administrative services agreement, were lower than the median (1st quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2017). With respect to the sub-advisory fee paid to DAAM Global, the Board noted that the fee is paid by DIMA out of its fee and not directly by the Fund. The Board noted that the Fund’s Class A shares total (net) operating expenses (excluding 12b-1 fees) were expected to be lower than the median (1st quartile) of the applicable Broadridge expense universe (based on Broadridge data provided as of December 31, 2017, and analyzing Broadridge expense universe Class A (net) expenses less any applicable 12b-1 fees) (“Broadridge Universe Expenses”). The Board also reviewed data comparing each share class’s total (net) operating expenses to the applicable Broadridge Universe Expenses. The Board noted that the expense limitations agreed to by DIMA were expected to help the Fund’s total (net) operating expenses remain competitive. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to a comparable DWS U.S. registered fund (“DWS Funds”) and considered differences between the Fund and the comparable DWS Fund. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“DWS Europe Funds”) managed by DWS Group. The Board noted that DIMA indicated that DWS Group does not manage any institutional accounts or DWS Europe Funds comparable to the Fund.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA and DAAM Global.

68	|	DWS Global Income Builder Fund

Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the DWS Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental or “fall-out” benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund, any fees received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.

Compliance. The Board considered the significant attention and resources dedicated by DIMA to its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time

DWS Global Income Builder Fund	|	69

commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers and (ii) the substantial commitment of resources by DIMA and its affiliates to compliance matters, including the retention of compliance personnel.

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreements is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreements.

70	|	DWS Global Income Builder Fund

Account Management Resources

For More Information

The automated telephone system allows you to access personalized account information and obtain information on other DWS funds using either your voice or your telephone keypad. Certain account types within Classes A, C and S also have the ability to purchase, exchange or redeem shares using this system.

For more information, contact your financial representative. You may also access our automated telephone system or speak with a Shareholder Service representative by calling:

(800) 728-3337

Web Site

dws.com

View your account transactions and balances, trade shares, monitor your asset allocation, subscribe to fund and account updates by e-mail, and change your address, 24 hours a day.

Obtain prospectuses and applications, news about DWS funds, insight from DWS economists and investment specialists and access to DWS fund account information.

Written Correspondence	DWS PO Box 219151 Kansas City, MO 64121-9151
Proxy Voting	The Fund’s policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — dws.com/en-us/resources/proxy-voting — or on the SEC’s Web site — sec.gov. To obtain a written copy of the Fund’s policies and procedures without charge, upon request, call us toll free at (800) 728-3337.
Portfolio Holdings	Following the Fund’s fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q or Form N-PORT (available for filings after March 31, 2019). The Fund’s Form N-Q or Form N-PORT will be available on the SEC’s Web site at sec.gov. The Fund’s portfolio holdings are also posted on dws.com from time to time. Please see the Fund’s current prospectus for more information.
Principal Underwriter	If you have questions, comments or complaints, contact: DWS Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148

DWS Global Income Builder Fund	|	71

Investment Management

DWS Investment Management Americas, Inc. (“DIMA” or the “Advisor”), which is part of the DWS Group GmbH & Co. KGaA (“DWS Group”), is the investment advisor for the Fund. DIMA and its predecessors have more than 90 years of experience managing mutual funds and DIMA provides a full range of investment advisory services to both institutional and retail clients. DIMA is an indirect, wholly owned subsidiary of DWS Group.

DWS Group is a global organization that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts and an office network that reaches the world’s major investment centers. This well-resourced global investment platform brings together a wide variety of experience and investment insight across industries, regions, asset classes and investing styles.

	Class A	Class C	Class S	Institutional Class
Nasdaq Symbol	KTRAX	KTRCX	KTRSX	KTRIX
CUSIP Number	25159K 820	25159K 796	25159K 788	25159K 770
Fund Number	002	302	2033	1402

For shareholders of Class R6
Automated Information Line	DWS/Ascensus Plan Access (800) 728-3337 24-hour access to your retirement plan account.
Web Site

dws.com

Obtain prospectuses and applications, news about DWS funds, insight from DWS economists and investment specialists and access to DWS fund account information.

Log in/register to manage retirement account assets at

https://www.mykplan.com/participantsecure_net/login.aspx.

For More Information	(800) 728-3337 To speak with a service representative.
Written Correspondence	DWS Service Company 222 South Riverside Plaza Chicago, IL 60606-5806

Class R6
Nasdaq Symbol	KTRZX
CUSIP Number	25159K 721
Fund Number	1633

72	|	DWS Global Income Builder Fund

Privacy Statement

FACTS	What Does DWS Do With Your Personal Information?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share can include:

– Social Security number

– Account balances

– Purchase and transaction history

– Bank account information

– Contact information such as mailing address, e-mail address and telephone number

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information, the reasons DWS chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does DWS share?	Can you limit this sharing?

For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders or legal investigations	Yes	No

For our marketing purposes — to offer our products and services to you	Yes	No

For joint marketing with other financial companies	No	We do not share

For our affiliates’ everyday business purposes — information about your transactions and experiences	No	We do not share

For our affiliates’ everyday business purposes — information about your creditworthiness	No	We do not share

For non-affiliates to market to you	No	We do not share

Questions?	Call (800) 728-3337 or e-mail us at service@dws.com

DWS Global Income Builder Fund	|	73

Who we are

Who is providing this notice?	DWS Distributors, Inc; DWS Investment Management Americas, Inc.; DWS Trust Company; the DWS Funds

What we do

How does DWS protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does DWS collect my personal information?

We collect your personal information, for example, when you:

– open an account

– give us your contact information

– provide bank account information for ACH or wire transactions

– tell us where to send money

– seek advice about your investments

Why can’t I limit all sharing?

Federal law gives you the right to limit only

– sharing for affiliates’ everyday business purposes

– information about your creditworthiness

– affiliates from using your information to market to you

– sharing for non-affiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions

Affiliates	Companies related by common ownership or control. They can be financial or non-financial companies. Our affiliates include financial companies with the DWS or Deutsche Bank (“DB”) name, such as DB AG Frankfurt.

Non-affiliates

Companies not related by common ownership or control. They can be financial and non-financial companies.

Non-affiliates we share with include account service providers, service quality monitoring services, mailing service providers and verification services to help in the fight against money laundering and fraud.

Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. DWS does not jointly market.

Rev. 3/2019

74	|	DWS Global Income Builder Fund

Notes

Notes

Notes

Notes

Notes

DGIBF-3

(R-027564-8 6/19)

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Keith R. Fox, DWS Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600.

ITEM 11.	CONTROLS AND PROCEDURES

	(a)	The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

	(b)	There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

ITEM 13.	EXHIBITS

	(a)(1)	Not applicable

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Global Income Builder Fund, a series of Deutsche DWS Market Trust

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	7/2/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	7/2/2019

By:	/s/Diane Kenneally Diane Kenneally Chief Financial Officer and Treasurer

Date:	7/2/2019